Portfolio of Investments October 31, 2024
Municipal Total Return Managed Accounts Portfolio
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.5%
1528218920 MUNICIPAL BONDS - 96 .5% 1528218920
ALABAMA - 0.5%
$ 1,000,000 (a) Florence Public Educational Building Authority, Alabama,
Revenue Bonds, University of North Alabama Athletic Facilities
1830 Foundation Series 2024
5 .250% 11/01/49 $ 1,080,813
2,960,000 Huntsville, Alabama, General Obligation Warrants, Series 2023B 5 .000 03/01/40 3,293,418
1,415,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5 .250 12/01/48 1,559,647
1,205,000 The Public Educational Building Authority of Jacksonville,
Alabama, Jacksonville State University Foundation, Higher
Educational Facilities Revenue Bonds, Jackson State University
Project Series 2023A - AGM Insured
5 .000 08/01/54 1,253,728
TOTAL ALABAMA 7,187,606
ALASKA - 0.8%
5,405,000 Alaska Housing Finance Corporation, General Obligation Bonds,
State Capital Project II, Series 2024A
5 .000 12/01/38 5,943,725
1,400,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/30 1,407,861
1,030,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/38 1,123,346
1,145,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/40 1,245,470
2,310,000 Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A
5 .500 11/01/41 2,579,329
TOTAL ALASKA 12,299,731
ARIZONA - 2.1%
2,200,000 (b) Arizona Industrial Development Authority Education Revenue
Bonds, Pinecrest Academy of Northern Nevada Project, Series
2022A
4 .500 07/15/29 2,115,860
100,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D
5 .000 07/01/37 101,357
1,000,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G
5 .000 07/01/51 994,099
60,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
4 .000 03/01/27 59,418
615,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .000 07/15/28 624,600
500,000 Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Leman Academy of Excellence Projects, Series
2022A
4 .000 07/01/28 498,128
500,000 Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Leman Academy of Excellence Projects, Series
2022A
4 .000 07/01/29 496,726
1,405,000 Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Leman Academy of Excellence Projects, Series
2022A
4 .000 07/01/30 1,386,922
1,050,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 1,057,218
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .000 07/01/34 1,939,841
1,605,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .250 07/01/44 1,674,914
2,875,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement, Project
of 2023, Series 2024A
5 .000 07/01/42 3,165,218
3,785,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 4,175,261

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 5,025,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2014A
5 .000% 07/01/44 $ 5,025,011
410,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 422,683
3,300,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/50 3,536,026
250,000 (b) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5 .000 06/15/44 251,585
1,575,000 (b) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Desert Heights Charter School Project,
Refunding Series 2024
5 .875 06/01/44 1,588,987
1,500,000 (b) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5 .000 09/01/34 1,501,334
2,250,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/43 2,497,914
TOTAL ARIZONA 33,113,102
ARKANSAS - 0.4%
1,400,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 1,353,892
1,800,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/36 1,879,130
2,015,000 Arkansas Tech University, Revenue Bonds, Refunding Student
Fee Series 2022A - BAM Insured
5 .000 12/01/42 2,087,814
1,000,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5 .000 03/01/41 1,072,568
TOTAL ARKANSAS 6,393,404
CALIFORNIA - 4.3%
2,250,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/40 2,472,848
250,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/42 272,299
2,500,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4 .250 07/01/43 2,482,633
655,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University, Series 2013-U3
5 .000 06/01/43 790,980
3,540,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health System, Series 2009C
5 .000 07/01/33 3,880,251
450,000 California Health Facilities Financing Authority, Revenue Bonds,
Stanford Health Care, Series 2020A
4 .000 08/15/50 443,279
100,000 (b) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 100,869
1,180,000 (b) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/36 1,188,734
1,500,000 (b) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5 .000 07/01/38 1,516,912
600,000 (b) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
5 .500 06/15/39 643,341
315,000 (b) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
5 .900 06/15/44 339,040
1,750,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
4 .000 07/01/42 1,658,124
3,500,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .250 12/31/32 3,271,637
6,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/38 6,140,284

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 325,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5 .000% 09/01/44 $ 340,529
335,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5 .000 09/01/49 347,398
4,000,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 4,000,256
1,000,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/35 1,006,655
325,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/25 326,534
725,000 (b) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/26 731,511
1,485,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Classical Academies Project, Series 2017A
5 .000 10/01/37 1,509,460
1,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5 .000 06/01/44 1,013,196
700,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/31 703,129
325,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5 .000 06/01/37 327,076
1,195,000 California State, General Obligation Bonds, Various Purpose
Series 2023
5 .250 10/01/45 1,339,251
3,900,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 3,955,883
280,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 282,101
750,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .125 08/15/47 801,318
1,250,000 El Rancho Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2023D - BAM
Insured
5 .750 08/01/48 1,454,802
5,000,000 Glendale Unified School District, Los Angeles County, California,
General Obligation Bonds, 2011 Election Series 2016C
3 .000 09/01/39 4,478,178
750,000 Irvine, California, Special Tax Bonds, Community Facilities District
2004-1 Central Park, Series 2015A
4 .000 09/01/35 750,299
50,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .000 11/15/35 54,585
1,145,000 Long Beach, California, Airport Revenue Bonds, Senior
Refunding Series 2022C - AGM Insured, (AMT)
5 .250 06/01/47 1,223,161
1,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5 .250 05/15/40 1,098,482
2,220,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Series
2022I
5 .000 05/15/48 2,407,092
1,475,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Lien Series 2015D,
(AMT)
5 .000 05/15/31 1,484,163
5,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Series 2022H, (AMT)
5 .500 05/15/38 5,546,451
1,000,000 North Lake Tahoe Public Financing Authority, California, Lease
Revenue Bonds, Health & Human Services Center Series 2022
5 .500 12/01/47 1,104,160
1,200,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Section 31, Improvement Area 1 Series 2024A
5 .000 09/01/44 1,239,900
1,290,000 Sacramento, California, Special Tax Bonds, Community Facilities
District 4 North Natomas, Refunding Series 2015F
5 .000 09/01/27 1,306,429

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500% 05/01/38 $ 3,386,423
TOTAL CALIFORNIA 67,419,653
COLORADO - 6.1%
1,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 921,953
1,630,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible to
Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,705,989
530,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024A
5 .000 12/01/49 558,467
500,000 Bromley Park Metropolitan District No. 2, In the City of Brighton,
Adams and Weld Counties, Colorado, Senior General Obligation
Limited Tax Refunding Bonds, Series 2023 - BAM Insured
5 .500 12/01/43 551,262
1,250,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding and Improvement Series 2024A - BAM Insured
5 .000 12/01/49 1,329,344
500,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/01/54 515,941
700,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 700,355
5,785,000 Centennial Water and Sanitation District, Douglas County,
Colorado, Water and Wastewater Revenue Bonds, Series 2024
5 .250 12/01/53 6,326,386
520,000 Chambers Highpoint Metropolitan District No. 2, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2021
5 .000 12/01/41 476,790
500,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 501,495
415,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 415,150
845,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/42 844,990
1,555,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2016A
5 .000 11/15/41 1,580,314
1,155,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/36 1,288,955
5,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 5,674,314
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 4,416,912
480,000 (a) Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
5 .000 12/01/44 502,945
2,905,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0 .010 12/01/31 1,641,869
1,665,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .500 11/15/35 1,878,401
1,725,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 1,987,678
805,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 924,507
3,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/40 3,952,469
2,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/41 2,811,675

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 700,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .500% 11/15/40 $ 784,415
1,100,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/25 1,112,533
500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/36 505,850
1,205,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2019A
4 .000 12/01/40 1,133,419
5,000,000 Eagle, Garfield and Routt Counties School District RE50J,
Colorado, General Obligation Bonds, Series 2024
5 .000 12/01/42 5,505,027
3,000,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 2,925,602
300,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 307,882
500,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 490,696
2,000,000 Gypsum, Colorado, Sewer Enterprise Revenue Bonds, Series
2024
5 .000 12/01/54 2,132,281
1,065,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 1,044,775
500,000 (b) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2021A
5 .000 12/01/51 442,888
675,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/49 713,381
2,000,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024A
- AGM Insured
5 .000 12/01/49 2,138,317
2,550,000 (b) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .125 11/01/42 2,584,610
500,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
6 .250 12/01/37 507,040
500,000 (a),(b) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 505,159
1,300,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .250 07/01/52 1,388,030
1,330,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1
7 .500 12/01/52 1,349,064
1,035,000 (b) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 1,030,547
5,130,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/42 5,293,103
1,400,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/38 1,495,010
690,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/43 718,908
1,345,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 1,376,469

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 (b),(c) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000% 09/20/54 $ 359,289
2,060,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/39 2,441,093
7,870,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/40 9,302,940
900,000 Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Refunding & Improvement Series
2019
5 .000 12/01/39 904,375
500,000 (c) Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Convertible Capital Appreciation Improvement Series 2024A
0 .000 12/01/54 345,461
1,000,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 853,822
1,250,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020
5 .000 12/01/40 1,254,112
1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 973,812
2,870,000 (b),(c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
0 .000 12/01/54 1,650,546
700,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5 .000 12/01/40 636,522
750,000 Wildwing Metropolitan District 5, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024 - AGM Insured
4 .500 12/01/53 761,628
TOTAL COLORADO 96,476,767
CONNECTICUT - 0.7%
5,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A
4 .000 07/01/51 4,553,004
6,465,000 (b) Harbor Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Harbor Point Project,
Refunding Series 2017
5 .000 04/01/39 6,516,017
775,000 University of Connecticut, General Obligation Bonds, Series
2023A
5 .000 08/15/41 859,399
TOTAL CONNECTICUT 11,928,420
DELAWARE - 0.2%
375,000 (b) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores
Special Development District, Series 2024
5 .250 07/01/44 389,640
715,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .625 07/01/49 720,855
1,030,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/30 1,056,287
750,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/31 768,693
TOTAL DELAWARE 2,935,475
DISTRICT OF COLUMBIA - 0.2%
1,240,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC
Issue, Series 2019
4 .000 07/01/44 1,154,134
1,540,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
5 .000 10/01/47 1,583,868
TOTAL DISTRICT OF COLUMBIA 2,738,002

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 11.3%
$ 530,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
4 .250% 05/01/32 $ 530,566
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/42 1,009,011
1,495,000 Bay County School Board, Florida, Certificates of Participation,
Series 2022A
5 .500 07/01/42 1,638,647
690,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/33 690,415
2,000,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5 .000 04/01/52 2,088,465
4,100,000 Broward County School District, Florida, General Obligation
Bonds, School Series 2022
5 .000 07/01/47 4,380,273
1,000,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2022, (AMT)
5 .250 09/01/47 1,052,403
4,000,000 (b) Cabot Citrus Farms Community Development District, Florida,
Special Revenue Bond, Anticipated Note Series 2024
5 .250 03/01/29 4,033,494
1,000,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Series
2023 - BAM Insured
5 .250 10/01/48 1,102,445
2,095,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2019
5 .000 07/01/54 2,047,333
2,010,000 (b) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/39 2,064,790
1,525,000 (b) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/44 1,535,459
1,270,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 1,259,928
110,000 (b) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4 .000 10/01/51 90,803
2,235,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/30 2,335,317
2,490,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/32 2,607,067
435,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5 .000 06/01/43 413,059
500,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
4 .300 05/01/33 505,128
1,000,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
5 .100 05/01/43 1,006,856
1,190,000 Daytona Beach Florida Housing Authority,Multi-family Housing
Revenue Bonds, WM At The River LP, Series 2021 B, (Mandatory
Put 12/01/24)
1 .250 12/01/25 1,186,591
2,375,000 Escambia County Health Facilities Authority Health Care Facilities
Revenue Bonds, Florida, Series 2020A (Baptist Health Care
Corporation Obligated Group)
5 .000 08/15/32 2,512,285
2,950,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
5 .000 08/15/33 3,112,860
925,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Cornerstone Charter Schools Project, Series
2022
5 .000 10/01/32 952,975
1,230,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Cornerstone Classical Academy Series 2024A
5 .250 06/01/44 1,244,512
175,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5 .150 07/01/27 177,349
385,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5 .750 07/01/47 389,523
170,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6 .000 06/15/35 171,381

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,210,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Saint Andrews School of Boca Raton Inc Project
Series 2024A
5 .250% 06/01/44 $ 1,263,149
1,215,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Saint Andrews School of Boca Raton Inc Project
Series 2024A
5 .250 06/01/49 1,251,971
700,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Refunding Bonds, Central Charter School, Series 2022
5 .250 08/15/37 696,078
5,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .000 07/01/44 5,710,450
3,600,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/47 3,780,500
500,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 509,128
1,000,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2022A
5 .000 02/01/40 1,074,421
12,000,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior
Lien Series 2015A
5 .000 10/01/35 12,106,573
760,000 (b) Fort Lauderdale, Florida, Special Assessment Bonds, Las Olas
Isles Undergrounding Project, Series 2022
4 .000 07/01/42 677,064
8,000,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
5 .000 10/01/40 8,044,970
500,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series 2024
6 .150 05/01/54 509,450
4,000,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds,
Series 2022
5 .250 06/01/47 4,274,613
1,905,000 Hialeah Utility Systems, Florida, Systems Revenue Bonds,
Refunding Series 2022
5 .000 10/01/33 2,082,996
300,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series 2024
5 .600 05/01/44 309,519
2,860,000 Hollywood Beach Community Development District 1, Florida,
Revenue Bonds, Public Parking Facilitiy Project, Refunding Series
2020
5 .000 10/01/35 3,001,615
1,110,000 (b) Jacksonville, Florida, Educational Facilities Revenue Bonds,
Jacksonville University Project, Series 2018B
5 .000 06/01/53 1,053,388
1,875,000 Julington Creek Plantation Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023 - AGM
Insured
5 .500 05/01/43 2,056,986
400,000 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds,
Series 2022 - BAM Insured
5 .000 10/01/36 443,887
1,665,000 Lakeland, Florida, Energy System Revenue Bonds, Refunding
Series 2023
5 .000 10/01/42 1,805,525
10,000,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021 5 .000 10/01/48 11,359,717
760,000 (a) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Palm Grove Project, Series 2024
5 .500 05/01/55 757,066
885,000 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series
2023 - AGM Insured
5 .000 10/01/48 948,775
740,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5 .250 06/15/27 740,319
1,000,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2024A
6 .000 06/15/38 1,028,993
1,000,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2024A
6 .250 06/15/42 1,028,657
2,000,000 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Shell Point/Alliance Obligated Group,
Shell Point Project, Refunding Series 2024C
5 .000 11/15/44 2,109,794
4,410,000 Lee County, Florida, Airport Revenue Bonds, Series 2024, (AMT) 5 .250 10/01/43 4,825,654

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 605,000 Lee County, Florida, Solid Waste System Revenue Bonds,
Refunding Series 2016, (AMT)
5 .000% 10/01/26 $ 615,980
2,895,000 Manatee County, Florida, Public Utilities Revenue Bonds,
Improvement and Refunding Series 2023
4 .000 10/01/48 2,833,643
9,250,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Refunding 2014
5 .000 11/15/39 9,252,601
6,550,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Refunding 2014
5 .000 11/15/44 6,551,901
900,000 Miami Dade County, Florida, Rickenbacker Causeway Revenue
Bonds, Series 2014
5 .000 10/01/27 901,002
920,000 Miami Dade County, Florida, Rickenbacker Causeway Revenue
Bonds, Series 2014
5 .000 10/01/28 921,007
500,000 Miami Dade County, Florida, Rickenbacker Causeway Revenue
Bonds, Series 2014
5 .000 10/01/30 500,482
325,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/40 325,511
1,430,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/39 1,487,161
1,575,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/41 1,624,126
745,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/29 787,511
620,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/34 663,269
750,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/36 797,192
1,520,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/47 1,559,353
2,175,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 2,222,266
250,000 (b) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
3, Series 2024
5 .800 05/01/54 250,234
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5 .500 09/01/41 1,105,033
1,000,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2023
4 .200 05/01/33 1,009,142
410,000 Pompano Beach, Florida, Revenue Bonds, John Knox Village
Project, Series 2015
5 .000 09/01/35 410,323
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series 2018
5 .000 07/01/38 5,226,538
2,120,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2022
5 .250 10/01/52 2,299,630
4,440,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2023
5 .000 10/01/48 4,763,660
2,200,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .250 07/01/46 2,409,548
3,000,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .500 07/01/49 3,317,718
1,350,000 Sumter County School Board, Florida, Certificates of
Participation, Series 2024 - AGM Insured
5 .250 01/01/49 1,475,946
1,425,000 Tampa Bay, Florida, Regional Water Supply Authority, Utility
System Revenue Bonds, Sustainability Series 2022
5 .250 10/01/47 1,565,458
4,090,000 Tampa, Florida, Water and Wastewater Systems Revenue Bonds,
Green Series 2022A
5 .250 10/01/57 4,419,840
10,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2
0 .000 05/01/40 10,041
15,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3
6 .610 05/01/40 0

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,100,000 Village Community Development District 10, Sumter County,
Florida, Special Assessment Revenue Bonds, Refunding Series
2023 - AGM Insured
5 .000% 05/01/39 $ 1,186,325
980,000 Village Community Development District 10, Sumter County,
Florida, Special Assessment Revenue Bonds, Refunding Series
2023 - AGM Insured
5 .000 05/01/40 1,051,961
2,885,000 (b) Village Community Development District 14, Leesburg, Florida,
Special Assessment Bonds, Series 2022
4 .750 05/01/32 2,998,678
500,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .200 05/01/39 499,461
TOTAL FLORIDA 178,632,734
GEORGIA - 1.2%
750,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 755,057
3,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B,
(AMT)
5 .000 07/01/38 3,180,653
1,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .750 04/01/53 1,117,982
8,425,000 Coweta County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
5 .000 07/01/44 8,747,782
2,310,000 (b) Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  Second Tier
Series 2021B
5 .000 01/01/36 2,310,840
950,000 Henry County Hospital Authority, Georgia, Revenue Certificates,
Piedmont Henry Hospital Project, Series 2014A
5 .000 07/01/34 952,828
1,935,000 (b) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5 .000 11/01/27 1,955,611
TOTAL GEORGIA 19,020,753
GUAM - 0.1%
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/33 1,008,746
TOTAL GUAM 1,008,746
HAWAII - 0.1%
750,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 768,261
440,000 Kauai County, Hawaii, Special Tax Bonds, Community Facilities
District 2008-1 Kukuiula Development Project, Series 2022
4 .000 05/15/29 434,784
470,000 Kauai County, Hawaii, Special Tax Bonds, Community Facilities
District 2008-1 Kukuiula Development Project, Series 2022
4 .000 05/15/30 460,570
375,000 Kauai County, Hawaii, Special Tax Bonds, Community Facilities
District 2008-1 Kukuiula Development Project, Series 2022
5 .000 05/15/31 389,993
250,000 Kauai County, Hawaii, Special Tax Bonds, Community Facilities
District 2008-1 Kukuiula Development Project, Series 2022
5 .000 05/15/32 260,140
TOTAL HAWAII 2,313,748
IDAHO - 1.1%
1,000,000 Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho,
Arrowrock Hydroelectric Project Revenue Bonds, Refunding
Series 2015
5 .000 06/01/30 1,001,004
2,090,000 Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho,
Arrowrock Hydroelectric Project Revenue Bonds, Refunding
Series 2015
5 .000 06/01/31 2,091,975
610,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/29 615,288
4,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
4 .000 03/01/38 4,006,325
6,105,000 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue
Bonds, Transportation Expansion & Congestion Mitigation Fund,
Series 2023A
5 .250 08/15/48 6,678,645

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO (continued)
$ 1,100,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Alturas Preparatory Academy Project Series
2024A
4 .250% 05/01/49 $ 1,039,338
750,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Alturas Preparatory Academy Project Series
2024A
4 .375 05/01/54 711,467
1,170,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Future Public School Project, Series 2022A
4 .000 05/01/32 1,118,734
750,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 788,256
TOTAL IDAHO 18,051,032
ILLINOIS - 7.2%
3,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Series 2014 - AGM Insured
5 .000 12/01/44 3,002,159
568,916 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7 .125 03/15/33 569,064
3,850,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .000 01/01/35 4,092,101
1,685,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .500 01/01/39 1,811,447
5,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/33 5,362,797
385,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/40 403,327
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/41 1,564,185
4,650,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5 .250 12/15/40 5,160,842
2,000,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014
4 .000 08/01/38 1,961,359
525,000 Illinois Finance Authority, Revenue Bonds, Bradley University,
Refunding Series 2021A
4 .000 08/01/39 492,250
1,220,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .300 08/01/28 1,234,883
1,275,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .500 08/01/33 1,326,690
1,000,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .250 08/01/38 1,088,377
1,750,000 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A
4 .000 08/15/40 1,707,913
2,000,000 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A
4 .000 08/15/41 1,946,585
9,885,000 Illinois Finance Authority, Revenue Bonds, Northwestern
Memorial Healthcare, Series 2017A
4 .000 07/15/47 9,404,585
2,750,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
5 .000 11/15/38 2,764,847
12,000,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/44 12,035,682
725,000 Illinois Finance Authority, Revenue Bonds, Smith Crossing,
Refunding Series 2022
4 .000 10/15/30 687,680
7,500,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2014A
4 .000 10/01/38 7,391,804
830,000 Illinois Finance Authority, Student Housing & Academic Facility
Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago
LLC University of Illinois at Chicago Project, Series 2017A
5 .000 02/15/26 839,234
400,000 Illinois Finance Authority, Student Housing & Academic Facility
Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago
LLC University of Illinois at Chicago Project, Series 2017A
5 .000 02/15/29 411,498
1,240,000 Illinois Finance Authority, Student Housing & Academic Facility
Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago
LLC University of Illinois at Chicago Project, Series 2017A
5 .000 02/15/50 1,245,338

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,340,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2022G
6 .250% 10/01/52 $ 1,446,425
2,000,000 Illinois State, General Obligation Bonds, December Series 2017B 5 .000 12/01/24 2,001,943
5,000,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/30 5,350,959
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,620,197
6,000,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/28 6,303,011
5,000,000 Illinois State, General Obligation Bonds, October Series 2024C 4 .000 10/01/40 4,867,483
2,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2024A
5 .000 01/01/38 2,254,205
5,330,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 5,403,411
4,830,000 Knox & Warren Counties Community Unit School District 205
Galesburg, Illinois, General Obligation Bonds, Series 2019A
5 .500 12/01/37 5,089,848
1,100,000 Lake County Consolidated High School District 120 Mundelein,
Illinois, General Obligation Bonds, School Series 2022A
5 .500 12/01/40 1,201,859
600,000 Madison, Bond and Montgomery Counties Community Unit
School District 05, Highland, Illinois, General Obligation Bonds,
School Series 2022B - AGM Insured
5 .500 02/01/42 643,076
1,000,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University
Project, Refunding Series 2018B
5 .000 10/01/39 992,063
1,000,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/48 1,078,476
2,250,000 Southwestern Illinois Development Authority, Local Government
Revenue Bonds, Edwardsville Community Unit School District 7
Project, Series 2023A - BAM Insured
5 .500 12/01/35 2,522,904
2,000,000 Will County School District 114, Manhattan, Illinois, General
Obligation Bonds, Series 2022 - BAM Insured
5 .500 01/01/43 2,199,302
4,000,000 Will County, Illinois, General Obligation Bonds, Alternate
Revenue Source Series 2019
4 .000 11/15/47 3,813,862
TOTAL ILLINOIS 113,293,671
INDIANA - 5.1%
1,000,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5 .500 07/15/41 1,132,373
1,625,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5 .500 01/15/43 1,819,833
3,500,000 Brownsburg 1999 School Building Corporation, Indiana, First
Mortgage Bonds, Series 2023
5 .500 07/15/40 3,855,373
750,000 Carmel, Indiana, Waterworks Revenue Bonds, Refunding, Series
2024C - BAM Insured
5 .250 05/01/51 791,663
2,500,000 Evansville, Indiana, Waterworks District Revenue Bonds, Series
2022A - BAM Insured
5 .000 07/01/47 2,607,319
1,000,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5 .875 06/01/55 951,682
850,000 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview
Health, Series 2018A
4 .000 11/01/48 816,716
4,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
DePauw University Project, Series 2022A
5 .000 07/01/42 4,130,522
3,725,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Rose Hulman Institute Of Technology Project, Series 2018
5 .000 06/01/40 3,809,572
520,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/51 462,652
4,195,000 Indiana Finance Authority, Health System Revenue Bonds,
Franciscan Alliance, Inc Obligated Group, Series 2016B
5 .000 11/01/41 4,228,498
500,000 Indiana Finance Authority,
Hospital
Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/30 517,508
1,020,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/31 1,048,585
435,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/32 445,340

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,110,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000% 11/01/33 $ 1,132,056
760,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/34 773,679
665,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/35 677,215
235,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
4 .000 11/01/36 224,815
1,125,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
4 .000 11/01/43 1,035,508
1,785,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health
Series 2022 - AGM Insured
5 .000 01/01/42 1,880,702
1,700,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health
Series 2022 - AGM Insured
5 .000 01/01/52 1,761,527
1,635,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/32 1,741,931
1,805,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/34 1,934,778
2,485,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .500 03/01/44 2,667,523
3,845,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .750 03/01/54 4,120,318
785,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .650 07/01/49 793,292
3,000,000 Indiana Municipal Power Agency, Power Supply System Revenue
Bonds, Series 2022A
5 .500 01/01/47 3,295,592
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2022G-2, (AMT)
5 .000 01/01/33 1,074,550
885,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2022G-2, (AMT)
5 .250 01/01/38 958,882
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/42 538,412
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/43 536,516
1,030,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/48 1,092,931
2,235,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Circle City Forward Phase II Project Revenue Bonds, Series 2023B
5 .250 02/01/48 2,451,151
5,850,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project Series
2023D
6 .000 02/01/48 6,712,635
630,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2022
5 .500 07/15/37 721,020
500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2022
5 .500 07/15/39 567,189
2,960,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/36 3,368,015
3,500,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/38 3,949,925
1,280,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/40 1,431,253
1,150,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .500 01/15/42 1,260,430
4,000,000 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond
Anticipation Notes Series 2023
5 .250 09/28/28 4,000,734
465,000 Tippecanoe County NSE08 School Building Corporation, Indiana,
Ad Valorem Property Tax First Mortgage Bonds, Series 2023B
6 .000 07/15/41 544,471
1,325,000 Tippecanoe County NSE08 School Building Corporation, Indiana,
Ad Valorem Property Tax First Mortgage Bonds, Series 2023B
6 .000 01/15/43 1,540,953

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,050,000 Warrick County School Corporation, Indiana, General Obligation
Bonds, Series 2023
5 .000% 01/15/25 $ 1,051,505
TOTAL INDIANA 80,457,144
IOWA - 0.2%
3,000,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 3,069,507
TOTAL IOWA 3,069,507
KANSAS - 0.6%
1,075,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,036,758
525,000 Kansas Independent College Finance Authority, Revenue
Anticipation Notes, Private Education Short-Term Loan Program,
Series 2024A, B, and C
8 .150 05/01/25 530,319
1,000,000 Kansas Independent College Finance Authority, Revenue
Anticipation Notes, Private Education Short-Term Loan Program,
Series 2024A, B, and C
8 .500 05/01/25 1,009,828
1,500,000 Marion County Unified School District 410 Marion-Durham-
Hillsboro-Lehigh, Kansas, General Obligation Bonds Series 2024
- AGM Insured
4 .000 09/01/44 1,443,094
2,700,000 Unified School District No. 491, Douglas County. Kansas, General
Obligation Bonds, Refunding and School Building, Eudora Series
2023A - AGM Insured
5 .000 09/01/42 2,870,450
2,350,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015
5 .000 09/01/33 2,380,761
TOTAL KANSAS 9,271,210
KENTUCKY - 0.1%
1,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 127, Series 2022A
5 .250 06/01/39 1,394,722
TOTAL KENTUCKY 1,394,722
LOUISIANA - 2.7%
4,000,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Series 2017 - AGM Insured
5 .000 11/01/42 4,040,662
3,255,000 Lafayette, Louisiana, Utilities Revenue Bonds, Electric Projects
Series 2024
5 .000 11/01/49 3,515,914
500,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Refunding Series 2024B, (AMT)
5 .000 01/01/36 525,800
5,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5 .000 08/15/33 5,164,635
200,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/31 196,149
2,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/34 2,060,103
2,640,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/35 2,715,553
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .000 10/01/43 2,070,178
5,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .500 09/01/54 5,397,579
3,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .500 09/01/59 3,201,728
3,940,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2015B, (AMT)
5 .000 01/01/30 3,946,296
500,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000 01/01/35 507,535
355,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000 01/01/36 359,982

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 500,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000% 12/01/44 $ 509,534
3,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, Refunding Series 2018B - AGM Insured,
(AMT)
5 .000 04/01/37 3,075,655
4,900,000 Saint John the Baptist Parish School District 1, Louisiana, General
Obligation Bonds, Series 2023
5 .250 03/01/37 5,281,481
TOTAL LOUISIANA 42,568,784
MAINE - 0.5%
1,500,000 Bath, Maine, General Obligation Bonds, Series 2024 4 .000 05/01/44 1,484,976
1,000,000 Bath, Maine, General Obligation Bonds, Series 2024 4 .000 05/01/49 977,002
5,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/46 4,940,257
500,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2022C - AGM Insured
5 .500 07/01/38 561,583
700,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2023A - AGM Insured
5 .000 07/01/42 749,152
TOTAL MAINE 8,712,970
MARYLAND - 0.4%
1,385,000 (a) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .250 07/01/54 1,497,902
4,615,000 Maryland Transportation Authority, Passenger Facility Charge
Revenue Bonds, Baltimore/Washington Internatonal Thurgood
Marshall Airport Project, Series 2019, (AMT)
5 .000 06/01/26 4,734,368
TOTAL MARYLAND 6,232,270
MASSACHUSETTS - 0.8%
3,545,000 Bristol County, Massachusetts, General Obligation Bonds,
Agricultural School Loan Act 2018 Series 2022
5 .250 06/01/45 3,908,780
3,280,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2023B
5 .000 05/01/43 3,592,533
4,000,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024A
5 .000 03/01/40 4,482,983
TOTAL MASSACHUSETTS 11,984,296
MICHIGAN - 2.8%
1,090,000 Belding School District, Ionia, Kent and Montcalm Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2022
5 .250 05/01/48 1,165,454
580,000 (e) Detroit Downtown Development Authority, Michigan, Tax
Increment Bonds, Development  Area 1 Projects, Series 1996C,
(ETM)
0 .000 07/01/25 566,821
5,000,000 Flat Rock Community School District, Wayne County, Michigan,
General Obligation Bonds, Refunding School Building and Site
Series 2023
5 .250 05/01/52 5,352,278
5,000 (e) Kalamazoo Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Bronson Healthcare Group, Inc., Refunding
Series 2016, (ETM)
5 .000 05/15/26 5,143
4,000,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Refunding & Capital Improvement Series
2023B - AGM Insured
5 .000 06/01/42 4,320,871
825,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015B
5 .000 05/15/34 830,229
2,500,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A
5 .000 02/15/32 2,662,314
3,600,000 (e) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A, (Pre-refunded
11/15/32)
5 .000 11/15/33 4,058,302
3,785,000 (e) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A, (Pre-refunded
11/15/32)
5 .000 11/15/34 4,266,853

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 3,975,000 (e) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A, (Pre-refunded
11/15/32)
5 .000% 11/15/35 $ 4,481,041
4,460,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Financial Recovery Income Tax Local
Project, Refunding Series 2014F-1
4 .500 10/01/29 4,469,356
375,000 (b) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 296,377
1,000,000 Michigan Mathematics & Science Initiative, Michigan, Public
School Academy Revenue Bonds, Series 2021
4 .000 01/01/51 843,279
3,075,000 Michigan State University, General Revenue Bonds, Series 2024A 5 .250 08/15/43 3,427,381
5,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
4 .000 11/15/44 4,934,150
3,000,000 Wyoming Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2023 - AGM
Insured
5 .000 05/01/43 3,213,456
TOTAL MICHIGAN 44,893,305
MINNESOTA - 0.6%
585,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000 07/01/59 579,438
4,580,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 4,322,302
305,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
4 .500 08/01/26 305,030
1,750,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/37 1,851,546
1,000,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2022M
5 .100 07/01/42 1,043,208
1,000,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT
Charter School Project,  Series 2022A
5 .000 06/01/32 1,013,024
750,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2023
5 .500 12/01/38 789,454
TOTAL MINNESOTA 9,904,002
MISSISSIPPI - 1.3%
3,180,000 Medical Center Educational Building Corporation, Mississippi,
Revenue Bonds, University of Mississippi Medical Center, Colony
Park Teaching Campus, Series 2023A
5 .000 06/01/42 3,401,553
5,000,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2023C
4 .550 12/01/43 5,035,651
4,000,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 4,022,247
8,500,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 8,513,992
TOTAL MISSISSIPPI 20,973,443
MISSOURI - 2.9%
3,425,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5 .000 10/01/42 3,440,409
2,500,000 (b) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4 .875 11/01/37 2,296,370
1,960,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 2,118,415
4,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .500 05/01/42 4,350,656
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2015A
4 .000 01/01/45 2,917,163
10,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2012
4 .000 11/15/42 9,648,887

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 650,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000% 02/01/28 $ 660,990
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 502,548
2,330,000 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2022A
5 .250 04/01/39 2,449,727
2,200,000 Ozark Reorganized School District 6, Christian County, Missouri,
General Obligation Bonds, School Building Series 2022 - AGM
Insured
6 .000 03/01/42 2,529,753
10,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/49 10,919,084
253,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 103,730
510,000 (b) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 510,558
810,000 Transportation Development District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
4 .500 06/01/36 811,430
2,340,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
4 .875 06/15/36 2,348,968
600,000 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022 - AGM Insured
6 .000 03/01/42 695,223
TOTAL MISSOURI 46,303,911
MONTANA - 1.2%
3,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023A
4 .450 12/01/43 3,006,427
1,220,000 Montana Facility Finance Authority, Hospital Revenue Bonds,
Benefis Health System Obligated Group, Refunding Series 2016
5 .000 02/15/31 1,256,180
5,000,000 Montana Facility Finance Authority, Revenue Bonds, Billings
Clinic Obligated Group, Series 2018A
5 .000 08/15/48 5,092,268
8,720,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5 .250 11/15/52 9,406,130
TOTAL MONTANA 18,761,005
NEBRASKA - 0.7%
2,000,000 Douglas County Nebraska, Sanitary and Improvement, District
Number 608, General Obligation Bonds, North Streams, Series
2022
6 .000 12/15/37 1,880,242
1,750,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2022
5 .750 12/15/37 1,607,402
1,045,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2023
7 .000 10/15/38 1,025,812
525,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/29 526,897
2,500,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5 .150 09/01/43 2,601,859
3,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A
4 .500 09/01/44 3,004,230
TOTAL NEBRASKA 10,646,442
NEVADA - 1.6%
2,425,000 Clark County Water Reclamation District, Nevada, General
Obligation Water Bonds, Limited Tax Series 2023
5 .000 07/01/41 2,670,742
12,335,000 Clark County Water Reclamation District, Nevada, General
Obligation Water Bonds, Limited Tax Series 2023
5 .000 07/01/47 13,287,045
4,000,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series
2015A
5 .000 07/01/40 4,024,431
775,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series 2023
5 .000 03/01/38 778,939
600,000 Las Vegas Special Improvement District 613, Nevada, Local
Improvement Bonds, Sunstone Phases III and IV Series 2024
5 .500 12/01/53 610,581
870,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
4 .250 12/01/24 870,029

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 2,570,000 Reno-Tahoe Airport Authority, Nevada, Airport Revenue Bonds,
Series 2024B
5 .000% 07/01/49 $ 2,748,973
TOTAL NEVADA 24,990,740
NEW HAMPSHIRE - 1.0%
670,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Catholic Medical Center, Series 2017
5 .000 07/01/44 667,833
4,055,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/42 4,143,394
9,455,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, University System of New Hampshire, Series
2015
5 .000 07/01/40 9,512,116
1,350,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2023B
4 .450 07/01/43 1,353,117
TOTAL NEW HAMPSHIRE 15,676,460
NEW JERSEY - 1.7%
3,920,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5 .000 08/15/49 4,256,665
2,715,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5 .000 08/15/53 2,922,694
5,300,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/37 5,782,652
1,500,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .125 01/01/39 1,501,383
3,500,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 3,585,646
2,235,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 2,257,233
2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 1,928,880
1,700,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .250 06/15/36 1,905,697
1,700,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009C, (Pre-refunded 1/15/25)
5 .250 06/15/32 1,706,046
200,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/32 202,017
1,300,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/35 1,338,174
TOTAL NEW JERSEY 27,387,087
NEW MEXICO - 0.1%
1,970,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023D
5 .150 09/01/43 2,063,500
TOTAL NEW MEXICO 2,063,500
NEW YORK - 7.6%
400,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health System,
Inc. Project, Series 2015
5 .000 07/01/27 398,298
400,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
4 .000 06/15/32 402,339
1,250,000 (b) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project Series 2022
(Social Bonds)
5 .750 06/01/42 1,333,957
1,335,000 Dormitory Authority of the State of New York, Columbia
University Revenue Bonds, Series 2020A
5 .000 10/01/50 1,547,849
785,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Barnard College, Series 2022A
5 .000 07/01/37 834,368
500,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Barnard College, Series 2022A
5 .000 07/01/38 528,825

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000% 07/01/32 $ 719,489
525,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/34 518,240
925,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
4 .000 07/01/38 817,320
800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/41 781,380
9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/32 9,035,304
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4 .000 07/01/51 4,863,243
2,535,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/25 2,557,804
800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/36 782,038
450,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/37 438,629
750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/38 727,852
7,800,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2016A
5 .000 07/01/37 8,004,547
300,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/29 300,486
1,575,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 1,809,400
580,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 685,708
1,975,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000 12/01/46 1,994,309
600,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
5 .000 12/01/24 600,281
750,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
5 .000 12/01/25 758,227
2,011,369 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Refunding Series
2006A-2
5 .250 06/01/26 1,968,996
2,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series AA-2
5 .000 06/15/46 2,175,272
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5 .000 11/01/39 2,235,879
2,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023B-1
5 .250 11/01/36 2,827,080
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023D-1
5 .500 11/01/45 5,564,873
6,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023E-1
5 .000 11/01/40 6,594,939
4,035,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
5 .000 05/01/44 4,354,858
7,090,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 7,089,925
500,000 (e) New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds,
Pooled Loan Issue, Series 2005B, (ETM)
5 .500 10/15/27 536,850
1,220,000 New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5 .000 11/15/42 1,368,143
500,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .250 11/15/42 574,243
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250 06/30/43 1,895,308

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,600,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500% 06/30/54 $ 2,750,509
1,980,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .500 06/30/44 2,125,110
8,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/31 9,088,853
1,660,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/42 1,713,249
2,750,000 Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series 2014A,
(AMT)
5 .000 04/01/25 2,751,429
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5 .000 11/01/44 4,107,480
750,000 Schenectady County Capital Resource Corporation, New York,
Revenue Bonds, Union College Project, Series 2022
5 .250 07/01/52 816,568
7,625,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2022A
5 .250 05/15/52 8,268,417
7,165,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
5 .250 05/15/59 7,828,542
1,360,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023 - AGM Insured
5 .750 11/01/48 1,519,650
915,000 Yonkers Industrial Development Agency, New York, School
Facility Revenue Bonds, New Community School Project Series
2022
5 .250 05/01/51 985,452
1,155,000 Yonkers, New York, General Obligation Bonds, Serial Series
2022F - BAM Insured
5 .000 11/15/38 1,289,612
TOTAL NEW YORK 120,871,130
NORTH CAROLINA - 0.8%
6,370,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2022A
4 .000 07/01/47 6,221,634
1,300,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2022A - AGM Insured,
(AMT)
5 .250 07/01/39 1,411,129
430,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/41 466,516
1,090,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/42 1,178,017
620,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/43 667,588
1,095,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5 .000 09/01/49 1,117,100
1,500,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/44 1,556,858
500,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 514,895
TOTAL NORTH CAROLINA 13,133,737

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA - 0.6%
$ 2,580,000 North Dakota Board of Higher Education, Housing and Auxiliary
Facilities Revenue Bonds, Bismarck State College, Series 2024 -
AGM Insured
5 .000% 05/01/49 $ 2,715,208
1,000,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023D
4 .500 07/01/43 1,004,024
5,000,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024C
4 .650 07/01/44 5,073,912
1,485,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/34 1,513,209
TOTAL NORTH DAKOTA 10,306,353
OHIO - 1.9%
925,000 Beachwood City School District, Cuyahoga County, Ohio,
General Obligation Bonds,  School Improvement Series 2023
4 .125 12/01/60 897,312
1,315,000 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement
Series 2023 - BAM Insured
5 .250 12/01/53 1,402,221
3,700,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/53 3,676,460
1,000,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/44 1,042,354
1,415,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/49 1,454,975
1,910,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/52 1,955,079
1,000,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022 5 .500 12/01/42 1,093,371
2,000,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015
5 .000 05/15/35 2,015,200
400,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 420,722
420,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 420,111
5,000,000 New Albany Plain Local Joint Park District, Franklin and Licking
Counties, Ohio, General Obligation Bonds, Park Facilities Series
2023 - BAM Insured
5 .500 12/01/48 5,486,859
1,150,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 1,128,081
1,730,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical
Center of Akron, Series 2024A
5 .250 08/14/48 1,888,672
1,700,000 Summit County Development Finance Authority, Ohio, Parking
System Revenue Bonds, University of Akron Parking Project
Series 2023
5 .500 12/01/43 1,838,711
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 5,397,648
635,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5 .250 12/01/44 682,714
TOTAL OHIO 30,800,490
OKLAHOMA - 0.5%
2,145,000 Clinton Public Works Authority,  Oklahoma, Educational Facilities,
Lease Revenue Bonds, Series 2022
5 .000 10/01/33 2,292,116
1,925,000 Clinton Public Works Authority,  Oklahoma, Educational Facilities,
Lease Revenue Bonds, Series 2022
5 .000 10/01/35 2,047,772
2,000,000 Grand River Dam Authority, Oklahoma, Revenue Bonds,
Refunding Series 2024A
5 .000 06/01/42 2,204,513

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 750,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500% 08/15/37 $ 781,981
TOTAL OKLAHOMA 7,326,382
OREGON - 0.8%
1,625,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/41 1,764,135
1,635,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/42 1,763,897
1,375,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/43 1,477,631
525,000 (c) Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
0 .000 06/15/43 542,685
1,600,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .500 12/15/44 1,614,004
1,300,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .750 12/15/54 1,305,054
500,000 (b) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 494,661
1,530,000 West Linn, Oregon, General Obligation Bonds, Series 2023 4 .000 06/01/41 1,533,904
1,465,000 West Linn, Oregon, General Obligation Bonds, Series 2023 4 .000 06/01/43 1,455,035
TOTAL OREGON 11,951,006
PENNSYLVANIA - 2.9%
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5 .000 05/01/33 101,507
2,000,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Refunding Forward
Delivery Series 2022
5 .000 05/01/42 2,068,995
11,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 11,897
147,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 145,441
73,000 (c) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000 06/30/44 52,205
23,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 23,620
1,000,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/44 1,066,185
1,420,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/47 1,505,667
1,000,000 Hatboro-Horsham School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2023A
5 .250 09/15/47 1,072,259
3,500,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/30 3,681,738
6,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .000 06/30/33 6,403,086
4,500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/35 4,863,506
1,000,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
4 .125 12/31/38 980,313
8,670,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 8,792,162
2,500,000 Pennsylvania HIgher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Refunding Series 2015A
5 .250 09/01/50 2,504,942

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,275,000 (a) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
5 .250% 11/01/48 $ 3,541,553
330,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5 .000 11/01/24 330,000
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A
4 .800 04/01/35 1,043,988
3,000,000 Pennsylvania State, General Obligation Bonds, First Series 2023 4 .000 09/01/42 3,003,445
2,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/47 2,727,970
1,215,000 South Western School District of York County, Pennsylvania,
General Obligation Bonds, Series 2023
5 .250 02/15/50 1,285,636
TOTAL PENNSYLVANIA 45,206,115
SOUTH CAROLINA - 1.6%
1,150,000 Aiken Water & Sewer System, South Carolina, Revenue Bonds,
Series 2024A
4 .000 08/01/49 1,092,873
750,000 Horry County, South Carolina, Limited Obligation Bonds,
Hospitality Fee & Local Accommodations Fee Pledge, Series
2022
5 .000 09/01/39 828,836
3,000,000 South Carolina Housing Finance and Development Authority,
Multifamily Housing Revenue Bonds, Edgewood Place
Apartments Series 2023A
4 .800 07/01/45 3,056,430
5,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/45 5,593,807
4,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/46 4,463,273
3,265,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,612,102
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital & South
of Broad Healthcare Project, Series 2024
5 .250 11/15/39 263,435
3,500,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B
4 .000 12/01/49 3,330,062
870,000 South Island Public Service District, South Carolina, Waterworks
and Sewer System Revenue Bonds, Improvement Series 2022
5 .250 04/01/42 953,122
1,325,000 Spartanburg County School District 4, South Carolina, General
Obligation Bonds, Series 2022A
5 .000 03/01/47 1,418,040
TOTAL SOUTH CAROLINA 24,611,980
SOUTH DAKOTA - 0.7%
1,555,000 Baltic School District No. 49-1, South Dakota, General Obligation
Bonds, Series 2022 - AGM Insured
5 .500 12/01/51 1,672,372
1,960,000 Brandon, Minnehaha County, South Dakota, Water Surcharge
Revenue Bonds, Series 2022 - BAM Insured
5 .500 08/01/47 2,159,631
8,000,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017
4 .000 07/01/42 7,679,449
TOTAL SOUTH DAKOTA 11,511,452
TENNESSEE - 0.6%
2,050,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-2
5 .000 08/01/49 2,092,193
1,400,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5 .000 04/01/27 1,439,448
685,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties LLC -
University of Tennessee Project, Student Housing Series 2024A-1
- BAM Insured
5 .000 07/01/43 727,797
665,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties LLC -
University of Tennessee Project, Student Housing Series 2024A-1
- BAM Insured
5 .000 07/01/44 704,490

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 1,100,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, (AMT)
5 .250% 07/01/34 $ 1,214,051
1,300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, (AMT)
5 .500 07/01/37 1,456,751
2,160,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2022A
5 .000 11/01/47 2,317,422
TOTAL TENNESSEE 9,952,152
TEXAS - 6.7%
500,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
5 .000 08/15/49 499,350
685,000 (b) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .000 02/15/42 691,092
645,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A
5 .000 12/01/51 645,815
500,000 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2023
4 .000 08/01/48 486,027
4,300,000 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2024
5 .250 08/01/49 4,719,721
4,300,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5 .000 11/15/42 4,676,066
3,000,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/40 3,281,418
3,740,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
4 .000 12/01/51 3,599,688
3,055,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2022B
5 .000 11/01/40 3,324,858
276,000 (e) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2021C, (Pre-refunded 9/01/31)
4 .000 09/01/44 290,514
1,500,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .000 08/01/32 1,589,699
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .000 08/01/33 1,059,264
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .000 08/01/34 1,054,328
650,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/40 710,620
600,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/41 654,001
2,500,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, School Building Series 2024
4 .500 02/15/49 2,555,979
6,220,000 Greater Texoma Utility Authority, Texas, Contract Revenue Bonds,
City of Sherman Project Series 2024 - BAM Insured
5 .000 10/01/49 6,556,832
1,230,000 Hackberry, Texas, Combination Special Assessment and Contract
Revenue Road and Utility Bonds, Hidden Cove Improvement
District 2, Series 2017
4 .500 09/01/32 1,219,166
955,000 Hackberry, Texas, Combination Special Assessment and Contract
Revenue Road and Utility Bonds, Hidden Cove Improvement
District 2, Series 2017
4 .500 09/01/32 946,588
5,000,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022A
5 .000 07/01/52 5,263,401
1,250,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement,  Sustainability Green Series
2022A
5 .250 10/01/40 1,392,934
2,255,000 Highland Park Independent School District, Potter County, Texas,
General Obligation Bonds, School Building Series 2023
5 .250 02/15/41 2,505,954
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/41 5,436,025
1,200,000 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
5 .000 02/15/41 1,299,663

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,400,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000% 08/15/35 $ 1,407,287
1,500,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021, (AMT)
5 .000 11/01/29 1,593,014
550,000 (b) Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue
Bonds, Series 2022
5 .250 09/15/42 536,610
1,500,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 1,500,898
1,060,000 Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018
5 .000 09/15/31 1,069,757
585,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Capital Improvement Revenue Bonds, CHF-Collegiate
Housing Denton, LLC - Texas Woman's University Housing
Project, Series 2018A-1 - AGM Insured
5 .000 07/01/38 600,123
750,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/30 750,000
1,304,880 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/33 1,304,880
1,270,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 1,269,917
165,000 (e) Red River Health Facilities Development Corporation, Texas,
Retirement Facility Revenue Bonds, MRC Crossings Project,
Series 2014A, (ETM)
6 .750 11/15/24 165,182
5,455,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Refunding Series 2017
5 .000 02/01/42 5,575,635
2,185,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022D
5 .500 11/15/47 2,409,829
3,850,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6 .625 11/15/37 4,019,712
6,000,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series
2016A
5 .000 02/15/47 6,070,931
2,250,000 Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023
5 .250 08/15/40 2,460,503
5,000,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
5 .250 09/01/52 5,175,377
5,735,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
6 .000 03/01/53 6,249,864
2,700,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .250 12/31/36 2,909,851
2,450,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 2,492,665
500,000 Texas Public Finance Authority, Revenue Bonds, Texas Southern
University Financing System Series 2023 - BAM Insured
5 .250 05/01/38 545,844
2,000,000 Texas State Technical College System, Financing System Revenue
Bonds, Improvement Series 2022A - AGM Insured
6 .000 08/01/54 2,251,581
400,000 (b) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project Special
Assessment Revenue Bonds Series 2022
5 .250 09/15/42 389,817
1,240,000 Viridian Municipal Management District, Texas, Revenue Bonds,
Road Improvement Series 2023 - AGM Insured
5 .000 12/01/38 1,296,648
TOTAL TEXAS 106,504,928

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 3.6%
$ 265,000 (b) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5 .625% 12/01/53 $ 271,777
355,000 (b) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 364,390
5,995,000 Herber Light and Power Company, Utah, Electric Revenue Bonds,
Series 2023 - BAM Insured
5 .000 12/15/47 6,295,149
4,000,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5 .000 07/01/39 4,355,858
5,000,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5 .000 07/01/40 5,424,344
5,925,000 Jordan Valley Water Conservancy District, Utah, Water Revenue
Bonds, Series 2024A
5 .000 10/01/54 6,258,197
1,275,000 (b) Jordanelle Ridge Public Infrastructure District 2, Utah, General
Obligation Bonds, Limited Tax Series 2023A
7 .750 03/01/54 1,289,268
4,490,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds, Series
2022
5 .250 06/15/47 4,759,966
4,060,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds, Series
2022
5 .500 06/15/49 4,364,698
1,955,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4 .500 06/01/51 1,536,098
1,375,000 Ogden City Municipal Building Authority, Utah, Lease Revenue
Bonds, Series 2023A
5 .000 01/15/48 1,463,737
1,715,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .250 07/01/43 1,846,636
5,000,000 University of Utah, General Revenue Bonds, Green Series 2022B 5 .000 08/01/41 5,470,077
145,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Bridge Elementary Project, Series 2021A
4 .000 06/15/41 117,389
350,000 Utah Infrastructure Agency, Telecommunications Revenue Bonds,
Series 2021
4 .000 10/15/28 352,567
480,000 Utah Infrastructure Agency, Telecommunications Revenue Bonds,
Series 2021
4 .000 10/15/30 481,381
500,000 Utah Infrastructure Agency, Telecommunications Revenue Bonds,
Series 2021
4 .000 10/15/32 495,626
1,190,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5 .500 06/01/40 1,328,680
1,000,000 (b) Ventana Resort Village Public Infrastructure District, Utah, General
Obligation Bonds, Limited Tax Series 2024
5 .500 03/01/54 980,324
8,820,000 Wasatch County School District Local Building Authority, Utah,
Lease Revenue Bonds, Board of Education Series 2022
5 .500 06/01/47 9,567,533
TOTAL UTAH 57,023,695
VERMONT - 0.8%
12,000,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2015
5 .000 10/01/40 12,139,630
1,270,000 Vermont Educational and Health Buildings Financing Agency,
Revenue Bonds, University of Vermont Medical Center Project,
Green Series 2016B
5 .000 12/01/37 1,288,538
TOTAL VERMONT 13,428,168
VIRGINIA - 2.1%
8,350,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 8,391,677
1,400,000 Fredericksburg Economic Development Authority, Virginia,
Revenue Bonds,Mary Washington Healthcare Obligated Group,
Refunding Series 2014
5 .000 06/15/33 1,400,454
3,000,000 Front Royal and Warren County Industrial Development
Authority, Virginia, Hospital Revenue Bonds, Valley Health System
Obligated Group, Series 2018
4 .000 01/01/50 2,814,806
415,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .750 12/01/53 457,496

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875% 12/01/58 $ 386,932
5,000,000 Norfolk Economic Development Authority, Virginia, Hospital
Facility Revenue Bonds, Sentara Healthcare Systems, Refunding
Series 2018B
4 .000 11/01/48 4,746,515
2,200,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
6 .500 09/01/43 2,497,475
5,875,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2024A
4 .000 02/01/40 5,927,640
1,750,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/47 1,777,338
500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 524,742
300,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 06/30/38 319,276
1,365,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/31 1,370,206
1,300,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/32 1,301,112
650,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
5 .250 07/01/53 700,581
TOTAL VIRGINIA 32,616,250
WASHINGTON - 2.9%
2,500,000 Grant County Public Hospital District 2, Washington, General
Obligation Bonds, Quincy Valley Medical Center, Series 2023
5 .000 12/01/38 2,562,156
5,000,000 Jefferson County Public Hospital District 2, Washington, Hospital
Revenue Bonds, Refunding Series 2023A
6 .875 12/01/53 5,123,277
1,930,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .000 12/01/42 2,064,217
2,765,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .250 12/01/45 2,993,331
10,270,000 King County, Washington, Sewer Revenue Bonds, Refunding
Series 2016A
4 .000 07/01/40 10,115,176
4,000,000 Kitsap County School District 100C Bremerton, Washington,
General Obligation Bonds, Series 2024
5 .250 12/01/47 4,408,248
700,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Regional Health, Series 2024
5 .500 12/01/41 755,689
3,855,000 Washington Health Care Facilities Authority, Revenue Bonds,
Central Washington Health Services Association, Refunding
Series 2015
5 .000 07/01/39 3,864,641
9,885,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015B
5 .000 10/01/38 9,922,096
675,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/25 679,424
700,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
4 .000 08/15/42 650,826
2,550,000 (b),(e) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Herons Key Senior Living, Series
2015A, (Pre-refunded 7/01/25)
7 .000 07/01/50 2,601,547
TOTAL WASHINGTON 45,740,628

Portfolio of Investments October 31, 2024
(continued)
Municipal Total Return Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.2%
$ 3,250,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000% 01/01/43 $ 3,276,007
TOTAL WEST VIRGINIA 3,276,007
WISCONSIN - 1.4%
1,750,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mountain Island Charter School, North Carolina, Series
2017B
5 .000 07/01/47 1,719,743
1,000,000 Public Finance Authority of Wisconsin, Project Revenue Bonds,
CFP3 - Eastern Michigan University Student Housing Project,
Series 2022A-1 - BAM Insured
5 .250 07/01/36 1,103,643
1,775,000 (b) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5 .000 06/15/38 1,789,622
1,100,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2024A
5 .000 06/15/64 1,109,253
7,315,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 7,506,167
1,875,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 2,037,469
1,935,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 2,065,537
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 1,490,046
2,410,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic, Series 2016B
5 .000 02/15/34 2,430,366
1,415,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2024A
5 .250 08/15/39 1,529,613
TOTAL WISCONSIN 22,781,459
WYOMING - 0.2%
3,195,000 University of Wyoming, Facilities Revenue Bonds, Series 2021C -
AGM Insured
4 .000 06/01/51 3,073,346
TOTAL WYOMING 3,073,346
TOTAL MUNICIPAL BONDS
(Cost $1,518,962,219) 1,528,218,920
TOTAL LONG-TERM INVESTMENTS
(Cost $1,518,962,219) 1,528,218,920
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%
11315000 MUNICIPAL BONDS - 0 .7% 11315000
COLORADO - 0.1%
1,325,000 (f) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Variable Rate Demand Subordinate Lien Improvement Series
2006B
3 .050 11/01/36 1,325,000
TOTAL COLORADO 1,325,000
INDIANA - 0.3%
5,000,000 (f) Purdue University, Indiana, University Revenue Bonds, Student
Facility System Series 2004A
3 .200 07/01/33 5,000,000
TOTAL INDIANA 5,000,000
NEW YORK - 0.1%
1,325,000 (f) Battery Park City Authority, New York, Revenue Bonds, Adjustable
Rate Junior Series 2019D-2
4 .000 11/01/38 1,325,000
TOTAL NEW YORK 1,325,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 0.2%
$ 3,665,000 (f) King County, Washington, General Obligation Bonds, Payable
from Sewer Revenues, Refunding Multi-Modal Limited Tax Series
2019A
3 .950% 01/01/46 $ 3,665,000
TOTAL WASHINGTON 3,665,000
TOTAL MUNICIPAL BONDS
(Cost $11,315,000) 11,315,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,315,000) 11,315,000
TOTAL INVESTMENTS - 97 .2%
(Cost $ 1,530,277,219 ) 1,539,533,920
OTHER ASSETS & LIABILITIES, NET -  2.8% 43,683,164
NET ASSETS - 100% $ 1,583,217,084
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,528,218,920 $ – $ 1,528,218,920
Short-Term Investments:
Municipal Bonds – 11,315,000 – 11,315,000
Total $ – $ 1,539,533,920 $ – $ 1,539,533,920
(a) When-issued or delayed delivery security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $119,686,009 or 7.8% of Total Investments.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Portfolio of Investments October 31, 2024
Nuveen Core Impact Bond Managed Accounts Portfolio
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 105.7%
294044 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 3 .3% 294044
BANKS - 2.2%
$ 200,000 (a) African Development Bank 5 .750 % N/A $ 193,199
TOTAL BANKS 193,199
UTILITIES - 1.1%
100,000 (a),(b) Vistra Corp 7 .000 N/A 100,845
TOTAL UTILITIES 100,845
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $282,005) 294,044
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 7.3% –
69,552 (b) GoodLeap Sustainable Home Solutions Trust 2021-3, 2021 3CS 2 .100 05/20/48 54,864
120,535 (b) GoodLeap Sustainable Home Solutions Trust 2021-4, 2021 4GS 2 .360 07/20/48 89,471
130,000 (b) Loanpal Solar Loan 2021-2 Ltd, 2021 2GS 2 .220 03/20/48 100,487
109,749 (b) Mosaic Solar Loan Trust 2020-2, 2020 2A 1 .440 08/20/46 91,785
128,734 (b) Mosaic Solar Loan Trust 2021-3, 2021 3A 1 .920 06/20/52 94,783
36,652 (b) Vivint Solar Financing V LLC, 2018 1A 7 .370 04/30/48 33,774
205,567 (b) Vivint Solar Financing VII LLC, 2020 1A 2 .210 07/31/51 179,634
TOTAL ASSET-BACKED SECURITIES
(Cost $798,009) 644,798
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4375825 CORPORATE BONDS - 49 .5% 4375825
AUTOMOBILES & COMPONENTS - 1.0%
100,000 Ford Motor Co 3 .250 02/12/32 83,664
TOTAL AUTOMOBILES & COMPONENTS 83,664
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
250,000 Rockefeller Foundation/The 2 .492 10/01/50 157,085
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 157,085
CONSUMER SERVICES - 2.9%
100,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 84,635
200,000 Starbucks Corp 4 .450 08/15/49 169,071
TOTAL CONSUMER SERVICES 253,706
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
225,000 (b) Alimentation Couche-Tard Inc 3 .625 05/13/51 159,801
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 159,801
FINANCIAL SERVICES - 14.7%
300,000 European Investment Bank 3 .750 02/14/33 289,041
200,000 (b) HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 199,087
125,000 (b) HAT Holdings I LLC / HAT Holdings II LLC 3 .750 09/15/30 109,382
100,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 100,221
45,000 Low Income Investment Fund 3 .386 07/01/26 43,497
50,000 NHP Foundation/The 6 .000 12/01/33 53,218
250,000 (b) WLB Asset II B Pte Ltd 3 .950 12/10/24 244,964
250,000 (b) WLB Asset VI Pte Ltd 7 .250 12/21/27 262,250
TOTAL FINANCIAL SERVICES 1,301,660
FOOD, BEVERAGE & TOBACCO - 1.9%
250,000 PepsiCo Inc 2 .875 10/15/49 169,084
TOTAL FOOD, BEVERAGE & TOBACCO 169,084
MATERIALS - 3.9%
350,000 Air Products and Chemicals Inc 4 .800 03/03/33 348,978
TOTAL MATERIALS 348,978
TELECOMMUNICATION SERVICES - 2.0%
250,000 Verizon Communications Inc 2 .850 09/03/41 177,889
TOTAL TELECOMMUNICATION SERVICES 177,889

PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
UTILITIES - 19.5%
$ 200,000 Duke Energy Progress LLC 4 .000% 04/01/52 $ 159,162
250,000 MidAmerican Energy Co 3 .150 04/15/50 175,180
250,000 PG&E Recovery Funding LLC 5 .231 06/01/42 253,901
100,000 Public Service Co of Oklahoma 2 .200 08/15/31 83,501
100,000 Public Service Electric and Gas Co 5 .125 03/15/53 96,814
150,000 (b) RWE Finance US LLC 5 .875 04/16/34 152,516
200,000 Southern California Edison Co 3 .650 06/01/51 146,645
200,000 Southwestern Electric Power Co 3 .250 11/01/51 133,000
150,000 Southwestern Public Service Co 3 .150 05/01/50 99,982
188,782 (b) Sweihan PV Power Co PJSC2022 1 3 .625 01/31/49 158,953
116,827 (b) Topaz Solar Farms LLC 5 .750 09/30/39 116,383
166,302 (b) UEP Penonome II SA2020 1 6 .500 10/01/38 147,921
TOTAL UTILITIES 1,723,958
TOTAL CORPORATE BONDS
(Cost $4,994,892) 4,375,825
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
632229 EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 7 .1% 632229
CANADA - 2.6%
250,000 (b) OMERS Finance Trust 3 .500 04/19/32 231,024
TOTAL CANADA 231,024
NETHERLANDS - 2.2%
200,000 (b) Nederlandse Waterschapsbank NV 4 .000 06/01/28 198,144
TOTAL NETHERLANDS 198,144
SWEDEN - 2.3%
200,000 (b) Kommuninvest I Sverige AB 4 .625 09/29/28 203,061
TOTAL SWEDEN 203,061
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(Cost $632,533) 632,229
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 16.2% –
1,125 Banc of America Mortgage 2004-K Trust, 2004 K 5 .221 12/25/34 1,108
125,000 (b),(c) BFLD Trust 2020-EYP, (TSFR1M + 2.214%), 2020 EYP 7 .018 10/15/35 12,035
200,000 (b) Century Plaza Towers 2019-CPT, 2019 CPT 2 .997 11/13/39 157,908
44,841 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 41,468
34,638 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 32,920
888 Fannie Mae Pool, FN MA4805, 2022 1 4 .500 11/01/52 844
837 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 814
8,510 Fannie Mae Pool, FN MA4579 3 .000 04/01/52 7,343
1,649 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 1,429
9,024 Fannie Mae Pool, FN FS0522 2 .500 02/01/52 7,571
3,791 Fannie Mae Pool, FN CA6414 3 .000 07/01/50 3,327
2,326 Fannie Mae Pool, FN BT0267 3 .000 09/01/51 2,034
20,899 Fannie Mae Pool, FN MA4785 5 .000 10/01/52 20,344
5,765 Fannie Mae Pool, FN MA4709 5 .000 07/01/52 5,609
2,291 Fannie Mae Pool, FN BU8837 5 .000 05/01/52 2,234
6,242 Freddie Mac Gold Pool, FG G08760 3 .000 04/01/47 5,491
130,112 Freddie Mac Multifamily Structured Pass Through Certificates,
2020 Q014
1 .555 01/25/36 104,910
3,936 Freddie Mac Pool, FR QD1349 3 .500 11/01/51 3,570
4,396 Freddie Mac Pool, FR SD8220 3 .000 06/01/52 3,791
911 Freddie Mac Pool, FR SD2609 3 .500 12/01/52 815
52,216 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 49,935
49,868 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 45,077
2,507 Ginnie Mae II Pool, G2 BX3681 3 .000 08/20/50 2,193
5,130 Ginnie Mae II Pool, G2 BX3680 3 .000 08/20/50 4,487
4,232 Ginnie Mae II Pool, G2 BX3679 3 .000 08/20/50 3,702
1,667 Ginnie Mae II Pool, G2 BY0340 3 .500 08/20/50 1,514
2,588 Ginnie Mae II Pool, G2 BY0338 3 .500 08/20/50 2,356

Portfolio of Investments October 31, 2024
(continued)
Nuveen Core Impact Bond Managed Accounts Portfolio

PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 905 Ginnie Mae II Pool, G2 BY0331 3 .000% 10/20/50 $ 794
28,103 Ginnie Mae II Pool, G2 MA7589, 2021 A 2 .500 09/20/51 23,824
4,507 Ginnie Mae II Pool, G2 MA8646 4 .500 02/20/53 4,307
22,463 Ginnie Mae II Pool, G2 MA8489 4 .500 12/20/52 21,470
2,482 Ginnie Mae II Pool, G2 BY0339 3 .500 08/20/50 2,267
18,136 Ginnie Mae II Pool, G2 BY0325 2 .500 10/20/50 15,214
4,224 Ginnie Mae II Pool, G2 MA8648 5 .500 02/20/53 4,212
27,137 Ginnie Mae II Pool, G2 MA9101 3 .000 08/20/53 23,812
8,895 Ginnie Mae II Pool, G2 MA8647 5 .000 02/20/53 8,709
48,262 Ginnie Mae II Pool, G2 MA8267, 2022 A 4 .000 09/20/52 44,971
518 Ginnie Mae II Pool, G2 BY0330 3 .000 10/20/50 453
25,513 Ginnie Mae II Pool, G2 MA8269 5 .000 09/20/52 24,966
235,000 (b) Hudson Yards 2019-30HY Mortgage Trust, 2019 30HY 3 .228 07/10/39 215,341
212,214 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 1.579%), 2019 MILE
5 .915 07/15/36 192,033
150,000 (b) One Market Plaza Trust 2017-1MKT, 2017 1MKT 3 .845 02/10/32 133,877
200,000 (b) VNDO Trust 2016-350P, 2016 350P 3 .903 01/10/35 191,666
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,731,553) 1,432,745
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1371049 MUNICIPAL BONDS - 15 .5% 1371049
ALASKA - 1.8%
150,000 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native
Association Project, Taxable Series 2022
7 .500 10/01/52 159,721
TOTAL ALASKA 159,721
CALIFORNIA - 4.5%
250,000 San Francisco City and County, California, Community Facilities
District No 2014-1
4 .655 10/01/27 251,653
200,000 San Francisco City and County, California, Taxable Affordable
Housing, Series 2021A
2 .684 06/15/40 146,356
TOTAL CALIFORNIA 398,009
ILLINOIS - 0.5%
50,000 Village of Deerfield, Illinois, General Obligation Bonds, Series
2011
4 .000 12/01/28 49,322
TOTAL ILLINOIS 49,322
MASSACHUSETTS - 1.8%
170,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 156,064
TOTAL MASSACHUSETTS 156,064
OHIO - 1.2%
100,000 American Municipal Power Inc., Ohio, Meldahl Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010E
6 .270 02/15/50 107,321
TOTAL OHIO 107,321
WISCONSIN - 5.7%
500,000 (d) Public Finance Authority 5 .292 07/01/29 500,612
TOTAL WISCONSIN 500,612
TOTAL MUNICIPAL BONDS
(Cost $1,358,124) 1,371,049
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
152,326 SOVEREIGN DEBT - 1 .7% 152,326
DOMINICAN REPUBLIC - 1.7%
150,000 (b) Dominican Republic International Bond 6 .600 06/01/36 152,326
TOTAL DOMINICAN REPUBLIC 152,326
TOTAL SOVEREIGN DEBT
(Cost $148,815) 152,326

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
447449 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5 .1% 447449
$ 200,000 United States Treasury Note/Bond 4 .625% 05/15/54 $ 204,656
250,000 United States Treasury Note/Bond 3 .500 09/30/29 242,793
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $455,809) 447,449
TOTAL LONG-TERM INVESTMENTS
(Cost $10,401,740) 9,350,465
OTHER ASSETS & LIABILITIES, NET -  (5.7)% (503,210)
NET ASSETS - 100% $ 8,847,255
Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 294,044 $ – $ 294,044
Asset-Backed Securities – 644,798 – 644,798
Corporate Bonds – 4,375,825 – 4,375,825
Emerging Market Debt and Foreign Corporate Bonds – 632,229 – 632,229
Mortgage-Backed Securities – 1,432,745 – 1,432,745
Municipal Bonds – 1,371,049 – 1,371,049
Sovereign Debt – 152,326 – 152,326
U.S. Government and Agency Obligations – 447,449 – 447,449
Total $ – $ 9,350,465 $ – $ 9,350,465
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Perpetual security. Maturity date is not applicable.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,984,315 or 42.6% of Total Investments.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) When-issued or delayed delivery security.
TSFR
1M CME Term Secured Overnight Financing Rate 1 Month

Portfolio of Investments October 31, 2024
Nuveen Emerging Markets Debt Managed Accounts Portfolio
Principal
Amount (000) Description Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.1%
X 181,945
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.7% X 181,945
MEXICO - 0 .7%
$ 200 (a) Banco Nacional de Comercio Exterior
SNC/Cayman Islands
2.720% 8/11/31 $ 181,945
TOTAL MEXICO 181,945
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $174,780) 181,945
Principal
Amount (000) Description (b) Coupon Maturity Value
X 1,036,691
CONTINGENT CAPITAL SECURITIES - 3.7% X 1,036,691
CHILE - 2 .2%
$ 200 (a) Banco de Credito e Inversiones SA 8.750% N/A (c) $ 211,298
200 (a) Banco de Credito e Inversiones SA 7.500% N/A (c) 199,800
200 (a) Banco del Estado de Chile 7.950% N/A (c) 210,526
TOTAL CHILE 621,624
MEXICO - 0 .8%
200 (a) BBVA Bancomer SA/Texas 8.450% 6/29/38 210,347
TOTAL MEXICO 210,347
TURKEY - 0 .7%
200 (a) Ulker Biskuvi Sanayi AS 7.875% 7/08/31 204,720
TOTAL TURKEY 204,720
TOTAL CONTINGENT CAPITAL SECURITIES
(cost $1,000,000) 1,036,691
Principal
Amount (000) Description Coupon Maturity Value
X 11,929,164
CORPORATE BONDS - 42.5% X 11,929,164
AUSTRALIA - 0 .7%
$ 200 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 $ 184,418
TOTAL AUSTRALIA 184,418
BRAZIL - 1 .8%
80 (a) Brazil Minas SPE via State of Minas
Gerais2013 1
5.333% 2/15/28 79,880
200 (a) LD Celulose International GmbH 7.950% 1/26/32 204,700
225 Petrobras Global Finance BV 6.900% 3/19/49 221,822
TOTAL BRAZIL 506,402
CHILE - 4 .5%
200 (a) Antofagasta PLC 5.625% 5/13/32 201,135
200 (a) Banco del Estado de Chile 2.704% 1/09/25 198,920
200 (a) Cia Cervecerias Unidas SA 3.350% 1/19/32 172,730
200 (a) Corp Nacional del Cobre de Chile 3.000% 9/30/29 179,675
200 (a) Corp Nacional del Cobre de Chile 3.700% 1/30/50 139,778
200 (a) Empresa Nacional del Petroleo 6.150% 5/10/33 204,400
200 (a) Inversiones CMPC SA 3.000% 4/06/31 171,874
TOTAL CHILE 1,268,512
CHINA - 1 .4%
200 (a) Lenovo Group Ltd 3.421% 11/02/30 181,338
225 (a) Prosus NV 4.193% 1/19/32 204,582
TOTAL CHINA 385,920

Principal
Amount (000)   Description Coupon Maturity Value
COLOMBIA - 0 .6%
$ 160 Ecopetrol SA 8.375% 1/19/36 $ 156,377
TOTAL COLOMBIA 156,377
DOMINICAN REPUBLIC - 0 .7%
200 (a) AES Espana BV 5.700% 5/04/28 190,190
TOTAL DOMINICAN REPUBLIC 190,190
INDIA - 3 .6%
225 (a) Bharti Airtel Ltd 3.250% 6/03/31 201,179
250 (a) Indian Railway Finance Corp Ltd 3.249% 2/13/30 228,730
200 REC Ltd, Reg S 4.625% 3/22/28 195,768
200 (a) Shriram Finance Ltd 6.150% 4/03/28 198,191
200 (a) UltraTech Cement Ltd 2.800% 2/16/31 173,087
TOTAL INDIA 996,955
INDONESIA - 4 .3%
200 (a) Freeport Indonesia PT 4.763% 4/14/27 198,774
200 (a) Indonesia Asahan Aluminium PT / Mineral
Industri Indonesia Persero PT
6.530% 11/15/28 209,353
200 (a) Indonesia Asahan Aluminium PT / Mineral
Industri Indonesia Persero PT
5.450% 5/15/30 200,572
200 (a) Pertamina Persero PT 3.650% 7/30/29 189,508
200 (a) Pertamina Persero PT 6.500% 5/27/41 214,692
200 (a) Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
5.450% 5/21/28 202,941
TOTAL INDONESIA 1,215,840
ISRAEL - 2 .7%
200 (a) Bank Hapoalim BM, Reg S 3.255% 1/21/32 186,256
225 (a) Energean Israel Finance Ltd, Reg S 5.375% 3/30/28 202,511
200 (a) Israel Electric Corp Ltd, Reg S 3.750% 2/22/32 171,220
200 (a) Mizrahi Tefahot Bank Ltd, Reg S 3.077% 4/07/31 188,570
TOTAL ISRAEL 748,557
JAMAICA - 0 .7%
200 (a) Kingston Airport Revenue Finance Ltd 6.750% 12/15/36 203,849
TOTAL JAMAICA 203,849
MALAYSIA - 1 .3%
200 (a) Petronas Capital Ltd 4.800% 4/21/60 182,946
200 (a) Petronas Capital Ltd 2.480% 1/28/32 169,506
TOTAL MALAYSIA 352,452
MEXICO - 5 .9%
200 (a) Alpek SAB de CV 3.250% 2/25/31 173,689
200 (a) Comision Federal de Electricidad 4.688% 5/15/29 190,594
200 (a) FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% 1/31/41 200,500
200 (a) Grupo Aeromexico SAB de CV, (WI/DD) 8.625% 11/15/31 199,450
200 Grupo Televisa SAB 6.625% 1/15/40 190,573
300 (a) Mexico City Airport Trust 5.500% 10/31/46 249,812
200 (a) Orbia Advance Corp SAB de CV 1.875% 5/11/26 188,790
100 Petroleos Mexicanos 5.350% 2/12/28 93,139
200 (d) Petroleos Mexicanos 5.950% 1/28/31 172,333
TOTAL MEXICO 1,658,880

Portfolio of Investments October 31, 2024
(continued)
Nuveen Emerging Markets Debt Managed Accounts Portfolio

Principal
Amount (000)   Description Coupon Maturity Value
PERU - 1 .9%
$ 200 (a) Banco BBVA Peru SA 6.200% 6/07/34 $ 203,354
200 (a) Niagara Energy SAC 5.746% 10/03/34 195,445
200 (a),(d) Petroleos del Peru SA 5.625% 6/19/47 130,846
TOTAL PERU 529,645
PUERTO RICO - 0 .7%
200 (a) Sable International Finance Ltd 7.125% 10/15/32 201,000
TOTAL PUERTO RICO 201,000
QATAR - 1 .3%
250 (a) QatarEnergy 3.300% 7/12/51 177,390
200 QNB Finance Ltd, Reg S 2.750% 2/12/27 191,257
TOTAL QATAR 368,647
SAUDI ARABIA - 0 .8%
250 (a) Saudi Arabian Oil Co 2.250% 11/24/30 213,932
TOTAL SAUDI ARABIA 213,932
SOUTH AFRICA - 0 .6%
200 Sasol Financing USA LLC 5.500% 3/18/31 172,543
TOTAL SOUTH AFRICA 172,543
SUPRANATIONAL - 1 .3%
400 (a) Banque Ouest Africaine de
Developpement
4.700% 10/22/31 364,000
TOTAL SUPRANATIONAL 364,000
THAILAND - 1 .5%
200 (a) Bangkok Bank PCL/Hong Kong 5.650% 7/05/34 205,406
250 (a) PTTEP Treasury Center Co Ltd 2.993% 1/15/30 227,745
TOTAL THAILAND 433,151
TURKEY - 1 .4%
200 (a) Sisecam UK PLC 8.625% 5/02/32 203,800
200 (a) Yapi ve Kredi Bankasi AS 7.125% 10/10/29 201,020
TOTAL TURKEY 404,820
UNITED ARAB EMIRATES - 3 .4%
250 (a) Abu Dhabi Crude Oil Pipeline LLC 4.600% 11/02/47 224,927
200 (a) DAE Funding LLC 3.375% 3/20/28 188,187
200 (a) DP World Ltd/United Arab Emirates 5.625% 9/25/48 191,931
155 (a) Galaxy Pipeline Assets Bidco Ltd 2.160% 3/31/34 134,207
240 (a) MDGH GMTN RSC Ltd 4.375% 11/22/33 228,001
TOTAL UNITED ARAB EMIRATES 967,253
UNITED KINGDOM - 0 .7%
200 (a) Standard Chartered PLC 5.905% 5/14/35 205,034
TOTAL UNITED KINGDOM 205,034
UZBEKISTAN - 0 .7%
200 (a) Navoi Mining & Metallurgical Combinat 6.700% 10/17/28 200,787
TOTAL UZBEKISTAN 200,787
TOTAL CORPORATE BONDS
(cost $11,464,837) 11,929,164

Principal
Amount (000) Description Coupon Maturity Value
X 14,095,601
SOVEREIGN DEBT - 50.2% X 14,095,601
ANGOLA - 1.0%
$ 300 (a) Angolan Government International Bond 8.750% 4/14/32 $ 271,500
TOTAL ANGOLA 271,500
BERMUDA - 0.9%
300 (a) Bermuda Government International Bond 2.375% 8/20/30 257,400
TOTAL BERMUDA 257,400
BRAZIL - 0.7%
200 Brazilian Government International Bond 7.125% 5/13/54 199,537
TOTAL BRAZIL 199,537
CHILE - 1.6%
550 Chile Government International Bond 2.550% 7/27/33 454,588
TOTAL CHILE 454,588
COLOMBIA - 1.5%
200 Colombia Government International Bond 8.000% 4/20/33 205,487
200 Colombia Government International Bond 8.750% 11/14/53 203,114
TOTAL COLOMBIA 408,601
COTE D'IVOIRE - 0.7%
200 (a) Ivory Coast Government International Bond 8.250% 1/30/37 199,002
TOTAL COTE D'IVOIRE 199,002
DOMINICAN REPUBLIC - 1.6%
150 (a) Dominican Republic International Bond 7.050% 2/03/31 156,559
300 (a) Dominican Republic International Bond 5.500% 2/22/29 294,225
TOTAL DOMINICAN
REPUBLIC
450,784
EGYPT - 0.9%
250 (a) Egypt Government International Bond 7.600% 3/01/29 239,800
TOTAL EGYPT 239,800
HUNGARY - 2.2%
200 (a) Hungary Government International Bond 5.250% 6/16/29 198,104
200 (a) Hungary Government International Bond 6.250% 9/22/32 207,808
200 (a) Magyar Export-Import Bank Zrt 6.125% 12/04/27 203,694
TOTAL HUNGARY 609,606
INDIA - 0.7%
200 (a) Export-Import Bank of India 3.250% 1/15/30 183,568
TOTAL INDIA 183,568
INDONESIA - 2.4%
350 Indonesia Government International Bond 3.500% 1/11/28 337,862
350 Indonesia Government International Bond 4.650% 9/20/32 341,939
TOTAL INDONESIA 679,801
ISRAEL - 0.6%
200 Israel Government International Bond 5.750% 3/12/54 182,801
TOTAL ISRAEL 182,801
KAZAKHSTAN - 0.7%
200 (a) Development Bank of Kazakhstan JSC 5.500% 4/15/27 201,376
TOTAL KAZAKHSTAN 201,376
KENYA - 0.7%
225 (a) Republic of Kenya Government International Bond 8.000% 5/22/32 206,706
TOTAL KENYA 206,706

Portfolio of Investments October 31, 2024
(continued)
Nuveen Emerging Markets Debt Managed Accounts Portfolio

Principal
Amount (000)   Description Coupon Maturity Value
MEXICO - 4.2%
$ 250 Mexico Government International Bond 4.280% 8/14/41 $ 192,264
250 Mexico Government International Bond 6.400% 5/07/54 234,364
200 Mexico Government International Bond 6.338% 5/04/53 185,588
700 Mexico Government International Bond 3.500% 2/12/34 568,530
TOTAL MEXICO 1,180,746
NIGERIA - 0.9%
300 (a) Nigeria Government International Bond 7.375% 9/28/33 253,491
TOTAL NIGERIA 253,491
OMAN - 0.7%
200 (a) Oman Government International Bond 6.500% 3/08/47 201,442
TOTAL OMAN 201,442
PANAMA - 2.5%
700 Panama Government International Bond 2.252% 9/29/32 511,063
200 Panama Government International Bond 6.853% 3/28/54 184,046
TOTAL PANAMA 695,109
PERU - 3.6%
250 (a) Fondo MIVIVIENDA SA 4.625% 4/12/27 247,917
875 Peruvian Government International Bond 2.783% 1/23/31 757,801
TOTAL PERU 1,005,718
PHILIPPINES - 2.0%
675 Philippine Government International Bond 1.950% 1/06/32 556,664
TOTAL PHILIPPINES 556,664
POLAND - 3.2%
400 (a) Bank Gospodarstwa Krajowego 5.375% 5/22/33 397,490
75 Republic of Poland Government International Bond 5.500% 3/18/54 72,428
75 Republic of Poland Government International Bond 5.125% 9/18/34 74,246
200 Republic of Poland Government International Bond 5.500% 11/16/27 205,422
140 Republic of Poland Government International Bond 5.500% 4/04/53 135,585
TOTAL POLAND 885,171
QATAR - 1.1%
310 (a) Qatar Government International Bond 5.103% 4/23/48 305,989
TOTAL QATAR 305,989
REPUBLIC OF SERBIA - 0.7%
250 (a) Serbia International Bond 2.125% 12/01/30 206,483
TOTAL REPUBLIC OF SERBIA 206,483
ROMANIA - 3.2%
270 (a) Romanian Government International Bond 4.000% 2/14/51 181,556
200 (a) Romanian Government International Bond 7.125% 1/17/33 212,000
102 (a) Romanian Government International Bond 5.875% 1/30/29 102,588
250 (a) Romanian Government International Bond 6.375% 1/30/34 249,435
150 (a),(d) Romanian Government International Bond 5.750% 3/24/35 141,400
TOTAL ROMANIA 886,979
SAUDI ARABIA - 4.1%
325 (a) Saudi Government International Bond 2.250% 2/02/33 263,801
250 (a) Saudi Government International Bond 4.500% 10/26/46 210,294
500 (a) Saudi Government International Bond 3.625% 3/04/28 483,245
200 (a) Saudi Government International Bond 5.750% 1/16/54 193,878
TOTAL SAUDI ARABIA 1,151,218

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Principal
Amount (000)   Description Coupon Maturity Value
SOUTH AFRICA - 2.4%
$ 225 Republic of South Africa Government International Bond 5.375% 7/24/44 $ 177,272
275 Republic of South Africa Government International Bond 5.875% 4/20/32 263,802
250 Republic of South Africa Government International Bond 4.300% 10/12/28 236,287
TOTAL SOUTH AFRICA 677,361
SOUTH KOREA - 0.8%
300 Export-Import Bank of Korea 2.500% 6/29/41 215,043
TOTAL SOUTH KOREA 215,043
TURKEY - 1.4%
200 Turkiye Government International Bond 7.625% 5/15/34 206,125
200 Turkiye Government International Bond 7.125% 7/17/32 200,204
TOTAL TURKEY 406,329
UNITED ARAB EMIRATES - 2.5%
425 (a) Abu Dhabi Government International Bond 3.125% 5/03/26 416,138
425 (a) Abu Dhabi Government International Bond 3.125% 9/30/49 296,525
TOTAL UNITED ARAB
EMIRATES
712,663
UZBEKISTAN - 0.7%
250 (a) Republic of Uzbekistan International Bond 3.700% 11/25/30 210,125
TOTAL UZBEKISTAN 210,125
TOTAL SOVEREIGN DEBT
(cost $13,695,701) 14,095,601
TOTAL LONG-TERM INVESTMENTS
(cost $26,335,318) 27,243,401
Shares Description Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.3%
362,347 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
4.860%(f) $ 362,347
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES
LENDING
(cost $362,347) 362,347
TOTAL INVESTMENTS (cost $ 26,697,665 ) - 98 .4% 27,605,748
OTHER ASSETS & LIABILITIES, NET -  1.6% 462,523
NET ASSETS - 100% $ 28,068,271

Portfolio of Investments October 31, 2024
(continued)
Nuveen Emerging Markets Debt Managed Accounts Portfolio

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 181,945 $ – $ 181,945
Contingent Capital Securities – 1,036,691 – 1,036,691
Corporate Bonds – 11,929,164 – 11,929,164
Sovereign Debt – 14,095,601 – 14,095,601
Investments Purchased with Collateral from Securities
Lending 362,347 – – 362,347
Total $ 362,347 $ 27,243,401 $ – $ 27,605,748
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $18,763,109 or 68.0% of Total Investments.
(b) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(c) Perpetual security. Maturity date is not applicable.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $344,721.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.

Portfolio of Investments October 31, 2024
Nuveen High Yield Managed Accounts Portfolio
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 102.7%
66,930 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0 .4% 66,930
ENERGY - 0.4%
$ 65,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7 .625% 03/01/55 $ 66,930
TOTAL ENERGY 66,930
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $65,000) 66,930
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
18434372 CORPORATE BONDS - 101 .3% 18434372
AUTOMOBILES & COMPONENTS - 4.8%
115,000 (b) Dana Inc 4 .500 02/15/32 98,368
60,000 (a) Dcli Bidco LLC 7 .750 11/15/29 61,014
125,000 (b) Goodyear Tire & Rubber Co/The 5 .000 07/15/29 113,175
10,000 (a) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 9,667
200,000 (a) IHO Verwaltungs GmbH 8 .000 11/15/32 200,654
105,000 (a) Phinia Inc 6 .750 04/15/29 107,185
135,000 (a) Phinia Inc 6 .625 10/15/32 134,556
150,000 (a) ZF North America Capital Inc 6 .750 04/23/30 147,860
TOTAL AUTOMOBILES & COMPONENTS 872,479
CAPITAL GOODS - 5.3%
200,000 (a) Albion Financing 2 Sarl 8 .750 04/15/27 204,927
100,000 (a) Alta Equipment Group Inc 9 .000 06/01/29 88,813
10,000 (a) Brand Industrial Services Inc 10 .375 08/01/30 10,602
65,000 (a) Chart Industries Inc 7 .500 01/01/30 67,605
25,000 (a) Gates Corp/DE 6 .875 07/01/29 25,686
65,000 (a) Herc Holdings Inc 6 .625 06/15/29 66,506
60,000 (a),(b) Masterbrand Inc 7 .000 07/15/32 61,460
35,000 (a) Standard Industries Inc/NY 5 .000 02/15/27 34,275
80,000 (a) TransDigm Inc 6 .875 12/15/30 82,006
100,000 (a) TransDigm Inc 6 .375 03/01/29 101,504
100,000 (a) Trinity Industries Inc 7 .750 07/15/28 103,392
120,000 (a) WESCO Distribution Inc 6 .625 03/15/32 122,969
TOTAL CAPITAL GOODS 969,745
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
80,000 (a) ASGN Inc 4 .625 05/15/28 76,394
200,000 (a) Boost Newco Borrower LLC 7 .500 01/15/31 210,844
60,000 (a),(b) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 59,936
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 347,174
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.3%
80,000 (a) Academy Ltd 6 .000 11/15/27 79,585
35,000 (a) Asbury Automotive Group Inc 4 .625 11/15/29 32,771
75,000 (a) Bath & Body Works Inc 6 .625 10/01/30 75,097
200,000 (a) Belron UK Finance PLC 5 .750 10/15/29 200,402
300,000 (a) Carvana Co, (cash 12.000%, PIK 12.000%) 12 .000 12/01/28 317,532
25,000 (a) Group 1 Automotive Inc 6 .375 01/15/30 25,112
90,000 (b) Kohl's Corp 4 .625 05/01/31 74,638
50,000 (a) LCM Investments Holdings II LLC 4 .875 05/01/29 47,247
100,000 (a) Macy's Retail Holdings LLC 5 .875 04/01/29 97,712
10,000 (a),(b) Macy's Retail Holdings LLC 6 .125 03/15/32 9,555
175,000 (a) Michaels Cos Inc/The 5 .250 05/01/28 125,928
100,000 (a) Michaels Cos Inc/The 7 .875 05/01/29 52,737
10,000 (a) PetSmart Inc / PetSmart Finance Corp 4 .750 02/15/28 9,506
100,000 (a) Staples Inc 10 .750 09/01/29 96,698
85,000 (a),(b) Wayfair LLC 7 .250 10/31/29 86,013
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,330,533
CONSUMER DURABLES & APPAREL - 2.5%
100,000 (a) CD&R Smokey Buyer Inc 9 .500 10/15/29 101,292
60,000 Newell Brands Inc 4 .700 04/01/26 60,134
80,000 (b) Newell Brands Inc 6 .625 09/15/29 81,115

Portfolio of Investments October 31, 2024
(continued)
Nuveen High Yield Managed Accounts Portfolio

PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL (continued)
$ 120,000 (a) S&S Holdings LLC 8 .375% 10/01/31 $ 120,300
115,000 (a),(b) Wolverine World Wide Inc 4 .000 08/15/29 98,335
TOTAL CONSUMER DURABLES & APPAREL 461,176
CONSUMER SERVICES - 4.7%
75,000 (a) Caesars Entertainment Inc 6 .000 10/15/32 73,157
80,000 (a),(b) Churchill Downs Inc 5 .750 04/01/30 78,757
95,000 (a),(b) Cinemark USA Inc 7 .000 08/01/32 97,379
115,000 (a),(b) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4 .625 01/15/29 107,360
60,000 (a),(c) Life Time Inc 6 .000 11/15/31 59,745
10,000 (a) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 9,805
145,000 MGM Resorts International 6 .125 09/15/29 144,487
120,000 (b) Service Corp International/US 5 .750 10/15/32 117,880
50,000 (a) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6 .625 05/01/32 50,943
110,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 109,485
TOTAL CONSUMER SERVICES 848,998
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
50,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 51,165
140,000 (a) Performance Food Group Inc 6 .125 09/15/32 140,586
25,000 (b) Walgreens Boots Alliance Inc 8 .125 08/15/29 24,848
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 216,599
ENERGY - 14.0%
65,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .250 04/01/28 65,120
100,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 100,452
115,000 (a) Baytex Energy Corp 7 .375 03/15/32 111,645
15,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7 .000 07/15/29 15,388
9,634 (a) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 9,852
10,000 (a) Buckeye Partners LP 6 .875 07/01/29 10,164
55,000 (a) Civitas Resources Inc 8 .375 07/01/28 56,841
135,000 (a) Civitas Resources Inc 8 .750 07/01/31 141,394
15,000 (a) Civitas Resources Inc 8 .625 11/01/30 15,759
135,000 (a) CNX Resources Corp 7 .250 03/01/32 139,102
50,000 (a) Coronado Finance Pty Ltd 9 .250 10/01/29 51,152
10,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 8 .625 03/15/29 10,260
35,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 34,976
150,000 (a) Harvest Midstream I LP 7 .500 05/15/32 153,581
165,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 5 .750 02/01/29 158,324
10,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 10,455
65,000 (a),(b) Kinetik Holdings LP 5 .875 06/15/30 64,500
100,000 (a) Kinetik Holdings LP 6 .625 12/15/28 102,135
50,000 (a) Kodiak Gas Services LLC 7 .250 02/15/29 51,396
40,000 (a) Matador Resources Co 6 .250 04/15/33 39,145
95,000 (a) Noble Finance II LLC 8 .000 04/15/30 96,296
110,000 (a) Parkland Corp 4 .500 10/01/29 102,189
100,000 (a) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 99,829
80,000 (a) SM Energy Co 6 .750 08/01/29 79,507
90,000 (a) Sunoco LP 7 .000 05/01/29 92,842
100,000 (a) Talos Production Inc 9 .000 02/01/29 102,993
22,693 (a) Transocean Aquila Ltd 8 .000 09/30/28 23,292
38,250 (a) Transocean Inc 8 .750 02/15/30 39,633
35,000 (a) Transocean Titan Financing Ltd 8 .375 02/01/28 36,011
150,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7 .125 03/15/29 152,774
100,000 USA Compression Partners LP / USA Compression Finance Corp 6 .875 09/01/27 100,476
90,000 (a) Venture Global LNG Inc 8 .125 06/01/28 93,401
180,000 (a) Venture Global LNG Inc 7 .000 01/15/30 181,111
TOTAL ENERGY 2,541,995
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
85,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10 .500 02/15/28 90,540
25,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10 .500 02/15/28 26,629
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 117,169

PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 11.7%
$ 10,000 (a) Azorra Finance Ltd 7 .750% 04/15/30 $ 9,881
110,000 (a) Block Inc 6 .500 05/15/32 111,954
130,000 (a) Compass Group Diversified Holdings LLC 5 .250 04/15/29 124,989
25,000 (a),(b) Compass Group Diversified Holdings LLC 5 .000 01/15/32 22,954
310,000 (a) Encore Capital Group Inc 8 .500 05/15/30 326,802
215,000 (a) FirstCash Inc 6 .875 03/01/32 217,450
50,000 (a) Focus Financial Partners LLC 6 .750 09/15/31 49,672
165,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 153,716
10,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .000 06/15/30 9,657
100,000 (a) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 100,065
90,000 Navient Corp 4 .875 03/15/28 85,755
10,000 (a) NCR Atleos Corp 9 .500 04/01/29 11,006
500,000 OneMain Finance Corp 6 .625 05/15/29 500,000
110,000 (a) PennyMac Financial Services Inc 7 .875 12/15/29 115,168
100,000 (a) PennyMac Financial Services Inc 7 .125 11/15/30 101,491
60,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3 .875 03/01/31 53,440
145,000 (a) Starwood Property Trust Inc 6 .000 04/15/30 142,132
TOTAL FINANCIAL SERVICES 2,136,132
FOOD, BEVERAGE & TOBACCO - 2.4%
115,000 (a) Darling Ingredients Inc 6 .000 06/15/30 114,209
200,000 (a) Post Holdings Inc 6 .375 03/01/33 197,868
130,000 (a),(c) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 129,586
TOTAL FOOD, BEVERAGE & TOBACCO 441,663
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
135,000 (a) CHS/Community Health Systems Inc 5 .250 05/15/30 117,819
105,000 (a) CHS/Community Health Systems Inc 10 .875 01/15/32 112,530
40,000 (a) Concentra Escrow Issuer Corp 6 .875 07/15/32 41,047
95,000 (a) DaVita Inc 4 .625 06/01/30 87,459
100,000 (a) DaVita Inc 6 .875 09/01/32 100,521
100,000 (a) LifePoint Health Inc 9 .875 08/15/30 109,388
130,000 (a) LifePoint Health Inc 11 .000 10/15/30 144,912
150,000 (a) Prime Healthcare Services Inc 9 .375 09/01/29 152,438
TOTAL HEALTH CARE EQUIPMENT & SERVICES 866,114
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
60,000 (a) Coty Inc/HFC Prestige Products Inc/HFC Prestige International
US LLC
6 .625 07/15/30 61,176
20,000 Perrigo Finance Unlimited Co 6 .125 09/30/32 19,750
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 80,926
INSURANCE - 4.8%
130,000 (a) Acrisure LLC / Acrisure Finance Inc 4 .250 02/15/29 122,246
85,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 85,400
200,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 198,041
10,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 9,990
200,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 205,033
110,000 (a) HUB International Ltd 7 .250 06/15/30 113,676
110,000 (a) Panther Escrow Issuer LLC 7 .125 06/01/31 112,627
30,000 (a) Ryan Specialty LLC 5 .875 08/01/32 29,900
TOTAL INSURANCE 876,913
MATERIALS - 4.1%
120,000 (a) Arsenal AIC Parent LLC 8 .000 10/01/30 126,134
130,000 (a) Avient Corp 7 .125 08/01/30 133,690
40,000 (a) Avient Corp 6 .250 11/01/31 40,117
10,000 (a) LABL Inc 8 .625 10/01/31 9,638
110,000 (a) Mineral Resources Ltd 8 .000 11/01/27 112,793
140,000 (a) Mineral Resources Ltd 9 .250 10/01/28 147,389
130,000 (a) Sealed Air Corp 6 .500 07/15/32 131,952
50,000 (a) SunCoke Energy Inc 4 .875 06/30/29 45,148
TOTAL MATERIALS 746,861

Portfolio of Investments October 31, 2024
(continued)
Nuveen High Yield Managed Accounts Portfolio

PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 9.3%
$ 285,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250% 02/01/31 $ 247,319
125,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 12/01/61 83,515
120,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 115,539
150,000 (a) DISH Network Corp 11 .750 11/15/27 157,893
75,000 (a),(b) Getty Images Inc 9 .750 03/01/27 74,760
65,000 (a),(b) Gray Television Inc 4 .750 10/15/30 40,870
10,000 (a) LCPR Senior Secured Financing DAC 6 .750 10/15/27 9,373
75,000 (a) McGraw-Hill Education Inc 7 .375 09/01/31 76,821
140,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 7 .375 02/15/31 147,839
50,000 (a),(b) Sirius XM Radio Inc 3 .875 09/01/31 42,967
30,000 (a) Sirius XM Radio Inc 4 .125 07/01/30 26,840
95,000 (a) Sirius XM Radio Inc 4 .000 07/15/28 88,756
200,000 (a) Sunrise FinCo I BV 4 .875 07/15/31 183,000
100,000 (a) Univision Communications Inc 8 .500 07/31/31 98,294
75,000 (a),(b) Univision Communications Inc 4 .500 05/01/29 66,583
10,000 (a) Univision Communications Inc 7 .375 06/30/30 9,600
200,000 (a) Virgin Media Secured Finance PLC 5 .500 05/15/29 189,147
40,000 (a) Ziff Davis Inc 4 .625 10/15/30 36,602
TOTAL MEDIA & ENTERTAINMENT 1,695,718
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
10,000 (a),(b) Endo Finance Holdings Inc 8 .500 04/15/31 10,692
35,000 (a),(b) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 36,129
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 46,821
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
110,000 (a),(b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 96,392
75,000 (a) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 75,406
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 171,798
SOFTWARE & SERVICES - 1.9%
150,000 (a),(b) Ahead DB Holdings LLC 6 .625 05/01/28 145,627
75,000 (a) Open Text Corp 3 .875 12/01/29 68,423
130,000 (a) Rocket Software Inc 9 .000 11/28/28 135,422
TOTAL SOFTWARE & SERVICES 349,472
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
100,000 (a) Imola Merger Corp 4 .750 05/15/29 96,672
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 96,672
TELECOMMUNICATION SERVICES - 8.6%
200,000 (a) Altice France SA 8 .125 02/01/27 165,657
100,000 (a) Frontier Communications Holdings LLC 8 .625 03/15/31 107,181
200,000 (a) Iliad Holding SASU 8 .500 04/15/31 213,054
130,000 (a) Level 3 Financing Inc 10 .500 04/15/29 144,736
75,000 (a) Level 3 Financing Inc 10 .500 05/15/30 82,031
50,000 (a) Level 3 Financing Inc 10 .750 12/15/30 55,868
275,000 (a) Level 3 Financing Inc 4 .875 06/15/29 235,125
200,000 (a) Sable International Finance Ltd 7 .125 10/15/32 201,000
40,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 40,500
110,000 (a),(b) Zayo Group Holdings Inc 4 .000 03/01/27 97,901
210,000 (a) Zegona Finance PLC 8 .625 07/15/29 221,813
TOTAL TELECOMMUNICATION SERVICES 1,564,866
TRANSPORTATION - 3.9%
57,500 (a) American Airlines Inc/AAdvantage Loyalty IP Ltd2021 CORP 5 .500 04/20/26 57,327
100,000 (a) AS Mileage Plan IP Ltd 5 .021 10/20/29 97,129
300,000 (a) Brightline East LLC 11 .000 01/31/30 270,923
115,000 (a),(b) Cargo Aircraft Management Inc 4 .750 02/01/28 109,719
105,000 (a) United Airlines Inc 4 .375 04/15/26 103,186
10,000 (a),(b) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 9,824
55,000 (a) XPO Inc 7 .125 06/01/31 56,927
TOTAL TRANSPORTATION 705,035

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
UTILITIES - 5.2%
$ 150,000 (a),(c) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375% 02/15/32 $ 148,963
80,000 (a) Clearway Energy Operating LLC 4 .750 03/15/28 77,600
115,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 107,335
60,000 (a) NRG Energy Inc 6 .250 11/01/34 59,937
75,000 (a) NRG Energy Inc 6 .000 02/01/33 74,585
245,000 (a) Talen Energy Supply LLC 8 .625 06/01/30 264,289
130,000 (a) TerraForm Power Operating LLC 5 .000 01/31/28 127,012
85,000 (a) Vistra Operations Co LLC 7 .750 10/15/31 89,792
TOTAL UTILITIES 949,513
TOTAL CORPORATE BONDS
(Cost $18,047,362) 18,434,372
SHARES DESCRIPTION VALUE
178,415 EXCHANGE-TRADED FUNDS - 1 .0% 178,415
8,500 Invesco Senior Loan ETF 178,415
TOTAL EXCHANGE-TRADED FUNDS
(Cost $179,477) 178,415
TOTAL LONG-TERM INVESTMENTS
(Cost $18,291,839) 18,679,717
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 10.9%
1,984,385 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .860 (e) 1,984,385
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,984,385) 1,984,385
TOTAL INVESTMENTS - 113 .6%
(Cost $ 20,276,224 ) 20,664,102
OTHER ASSETS & LIABILITIES, NET -  (13.6)% (2,466,352)
NET ASSETS - 100% $ 18,197,750

Portfolio of Investments October 31, 2024
(continued)
Nuveen High Yield Managed Accounts Portfolio

High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 66,930 $ – $ 66,930
Corporate Bonds – 18,434,372 – 18,434,372
Exchange-Traded Funds 178,415 – – 178,415
Investments Purchased with Collateral from Securities
Lending 1,984,385 – – 1,984,385
Total $ 2,162,800 $ 18,501,302 $ – $ 20,664,102
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $16,798,812 or 81.3% of Total Investments.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,905,543.
(c) When-issued or delayed delivery security.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Portfolio of Investments October 31, 2024
Nuveen Preferred Securities and Income Managed Accounts Portfolio
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
11260839 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 62 .3% 11260839
AUTOMOBILES & COMPONENTS - 2.9%
$ 550,000 (a),(b) General Motors Financial Co Inc 5 .700 % N/A $ 530,804
TOTAL AUTOMOBILES & COMPONENTS 530,804
BANKS - 14.1%
300,000 (b) Citigroup Inc 7 .625 N/A 319,205
175,000 (b) Citigroup Inc 7 .125 N/A 179,793
540,000 (b) CoBank ACB 6 .450 N/A 542,385
100,000 (b),(c) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 9 .180 N/A 101,998
250,000 (b) M&T Bank Corp 5 .125 N/A 246,197
280,000 (a),(b) PNC Financial Services Group Inc/The 6 .200 N/A 282,340
225,000 (b) PNC Financial Services Group Inc/The 6 .250 N/A 225,247
360,000 (b) Truist Financial Corp 5 .100 N/A 349,431
300,000 (a),(b) US Bancorp 5 .300 N/A 296,226
TOTAL BANKS 2,542,822
CAPITAL GOODS - 0.7%
119,000 (b) Air Lease Corp 6 .000 N/A 117,210
TOTAL CAPITAL GOODS 117,210
ENERGY - 8.9%
300,000 Enbridge Inc 7 .625 01/15/83 317,987
300,000 Enbridge Inc 8 .500 01/15/84 333,312
24,000 (b) Energy Transfer LP 6 .625 N/A 23,493
275,000 (b) Energy Transfer LP 6 .500 N/A 274,133
75,000 Energy Transfer LP 8 .000 05/15/54 79,470
109,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 113,201
300,000 Transcanada Trust 5 .500 09/15/79 288,188
180,000 Transcanada Trust 5 .600 03/07/82 171,821
TOTAL ENERGY 1,601,605
FINANCIAL SERVICES - 13.2%
287,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 295,840
400,000 (a),(b) Ally Financial Inc 4 .700 N/A 359,846
290,000 (b) American Express Co 3 .550 N/A 274,499
450,000 (b) Charles Schwab Corp/The 5 .375 N/A 447,675
210,000 (b) Discover Financial Services 6 .125 N/A 209,422
125,000 (b) Goldman Sachs Group Inc/The 7 .500 N/A 133,642
125,000 (b) Goldman Sachs Group Inc/The 7 .500 N/A 131,068
333,000 (a),(b) Goldman Sachs Group Inc/The 6 .125 N/A 330,288
205,000 (b) State Street Corp 6 .700 N/A 211,050
TOTAL FINANCIAL SERVICES 2,393,330
INSURANCE - 10.8%
300,000 (a) Assurant Inc 7 .000 03/27/48 305,070
185,000 AXIS Specialty Finance LLC 4 .900 01/15/40 175,852
197,000 Corebridge Financial Inc 6 .375 09/15/54 196,146
270,000 Enstar Finance LLC 5 .500 01/15/42 253,124
325,000 (d) MetLife Inc 9 .250 04/08/38 385,208
180,000 Prudential Financial Inc 6 .500 03/15/54 187,757
450,000 (b),(d) QBE Insurance Group Ltd 5 .875 N/A 448,369
TOTAL INSURANCE 1,951,526
MEDIA & ENTERTAINMENT - 3.2%
293,000 (b),(d) Farm Credit Bank of Texas 7 .750 N/A 306,754
300,000 (a) Paramount Global 6 .375 03/30/62 277,742
TOTAL MEDIA & ENTERTAINMENT 584,496
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
147,000 (d) EUSHI Finance Inc 7 .625 12/15/54 152,211
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 152,211
TELECOMMUNICATION SERVICES - 1.2%
200,000 Vodafone Group PLC 7 .000 04/04/79 209,483
TOTAL TELECOMMUNICATION SERVICES 209,483

Portfolio of Investments October 31, 2024
(continued)
Nuveen Preferred Securities and Income Managed Accounts Portfolio

PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
UTILITIES - 6.5%
$ 85,000 AES Corp/The 7 .600% 01/15/55 $ 88,091
52,000 Dominion Energy Inc 7 .000 06/01/54 55,328
49,000 Duke Energy Corp 6 .450 09/01/54 49,802
70,000 Emera Inc 6 .750 06/15/76 70,086
115,000 Entergy Corp 7 .125 12/01/54 117,573
72,000 NextEra Energy Capital Holdings Inc 6 .750 06/15/54 75,394
64,000 PG&E Corp 7 .375 03/15/55 66,107
330,000 (b) Sempra 4 .875 N/A 327,226
325,000 (b),(d) Vistra Corp 7 .000 N/A 327,745
TOTAL UTILITIES 1,177,352
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $10,511,250) 11,260,839
PRINCIPAL DESCRIPTION (e) RATE MATURITY VALUE
6543056 CONTINGENT CAPITAL SECURITIES - 36 .2% 6543056
BANKS - 30.3%
200,000 (b) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 216,554
200,000 (b) Banco Bilbao Vizcaya Argentaria SA 6 .500 N/A 200,043
200,000 (b) Banco Santander SA 8 .000 N/A 208,358
200,000 (b) Banco Santander SA 9 .625 N/A 230,332
200,000 (b) Banco Santander SA 4 .750 N/A 189,482
315,000 (b) Barclays PLC 9 .625 N/A 346,619
200,000 (b) Barclays PLC 8 .000 N/A 206,722
200,000 (b),(d) BNP Paribas SA 8 .500 N/A 208,825
275,000 (b),(d) BNP Paribas SA 7 .750 N/A 284,800
235,000 (a),(b),(d) BNP Paribas SA 9 .250 N/A 253,450
200,000 (b),(d) Credit Agricole SA 8 .125 N/A 205,170
312,000 (b),(d) Credit Agricole SA 6 .700 N/A 303,258
370,000 (b) HSBC Holdings PLC 6 .000 N/A 365,811
271,000 (b) HSBC Holdings PLC 6 .950 N/A 269,865
250,000 (a),(b) ING Groep NV 5 .750 N/A 247,168
200,000 (b) ING Groep NV, Reg S 7 .500 N/A 204,780
200,000 (b) Lloyds Banking Group PLC 7 .500 N/A 201,702
200,000 (b) NatWest Group PLC 8 .125 N/A 214,313
330,000 (b) NatWest Group PLC 6 .000 N/A 329,341
200,000 (a),(b),(d) Nordea Bank Abp 6 .300 N/A 191,221
220,000 (b),(d) Societe Generale SA 9 .375 N/A 230,089
150,000 (b),(d) Societe Generale SA 10 .000 N/A 159,830
200,000 (b),(d) Standard Chartered PLC 7 .750 N/A 205,706
TOTAL BANKS 5,473,439
FINANCIAL SERVICES - 4.8%
200,000 (b) Deutsche Bank AG 6 .000 N/A 195,506
200,000 (b),(d) UBS Group AG 9 .250 N/A 231,559
400,000 (b),(d) UBS Group AG 9 .250 N/A 435,876
TOTAL FINANCIAL SERVICES 862,941
INSURANCE - 1.1%
200,000 (b) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 206,676
TOTAL INSURANCE 206,676
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $6,057,157) 6,543,056

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
83425 CORPORATE BONDS - 0 .4% 83425
FINANCIAL SERVICES - 0.4%
$ 400,000 (f) Credit Suisse Group AG 7 .500% 06/11/72 $ 47,000
310,000 (f) Credit Suisse Group AG 7 .500 01/17/72 36,425
TOTAL FINANCIAL SERVICES 83,425
TOTAL CORPORATE BONDS
(Cost $657,827) 83,425
TOTAL LONG-TERM INVESTMENTS
(Cost $17,226,234) 17,887,320
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 13.8%
2,490,442 (g) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .860 (h) 2,490,442
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,490,442) 2,490,442
TOTAL INVESTMENTS - 112 .7%
(Cost $ 19,716,676 ) 20,377,762
OTHER ASSETS & LIABILITIES, NET -  (12.7)% (2,292,350)
NET ASSETS - 100% $ 18,085,412
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 11,260,839 $ – $ 11,260,839
Contingent Capital Securities – 6,543,056 – 6,543,056
Corporate Bonds – – 83,425 83,425
Investments Purchased with Collateral from Securities
Lending 2,490,442 – – 2,490,442
Total $ 2,490,442 $ 17,803,895 $ 83,425 $ 20,377,762
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,406,971.
(b) Perpetual security. Maturity date is not applicable.

Portfolio of Investments October 31, 2024
(continued)
Nuveen Preferred Securities and Income Managed Accounts Portfolio

(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,443,272 or 21.8% of Total Investments.
(e) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(h) The rate shown is the one-day yield as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments October 31, 2024
Nuveen Securitized Credit Managed Accounts Portfolio
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.2%
ASSET-BACKED SECURITIES - 21.2% –
$ 350,000 (a) Affirm Asset Securitization Trust 2023-B, 2023 B 6 .820% 09/15/28 $ 355,117
250,000 (a),(b) AGL CLO Ltd, (TSFR3M + 2.600%), 2023 25A 7 .217 07/21/36 251,939
89,360 (a) Alterna Funding III LLC, 2024 1A 7 .136 05/16/39 90,307
87,543 (a) Alterna Funding III LLC, 2024 1A 6 .260 05/16/39 88,596
100,000 (a) Avis Budget Rental Car Funding AESOP LLC, 2024 1A 5 .850 06/20/30 100,668
220,000 (a) Avis Budget Rental Car Funding AESOP LLC, 2019 3A 2 .360 03/20/26 218,813
150,000 (a) Brex Commercial Charge Card Master Trust, 2024 1 6 .680 07/15/27 151,122
98,083 (a) Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A 3 .100 12/15/50 90,803
239,167 (a) CARS-DB7 LP, 2023 1A 5 .750 09/15/53 240,305
100,000 (a) Frontier Issuer LLC, 2023 1 6 .600 08/20/53 101,925
39,870 (a),(b) Gracie Point International Funding, (SOFR90A + 2.250%), 2023
2A
7 .619 03/01/27 39,964
245,555 (a),(b) Gracie Point International Funding, (SOFR90A + 1.950%), 2023
1A
7 .319 09/01/26 246,874
250,000 (a) Hertz Vehicle Financing III LLC, 2023 3A 5 .940 02/25/28 253,730
100,000 (a) Hertz Vehicle Financing III LP, 2021 2A 2 .120 12/27/27 93,209
128,446 (a) Hilton Grand Vacations Trust 2019-A, 2019 AA 2 .340 07/25/33 124,797
86,020 (a) Hilton Grand Vacations Trust 2024-2, 2024 2A 5 .500 03/25/38 86,668
100,000 (a) Hotwire Funding LLC, 2024 1A 5 .893 06/20/54 101,246
200,000 (a) Hotwire Funding LLC 5 .687 05/20/53 201,278
200,000 (a) LAD Auto Receivables Trust 2024-3, 2024 3A 4 .740 01/15/30 198,345
300,000 (a),(b) Magnetite XXXVII Ltd, (TSFR3M + 2.300%), 2023 37A 6 .917 10/20/36 303,207
100,000 (a) Mercury Financial Credit Card Master Trust, 2024 2A 6 .560 07/20/29 100,945
100,000 (a) MetroNet Infrastructure Issuer LLC, 2024 1A 6 .230 04/20/54 102,225
100,000 (a) MetroNet Infrastructure Issuer LLC, 2023 1A 6 .560 04/20/53 102,657
168,803 (a) MVW 2020-1 LLC, 2020 1A 1 .740 10/20/37 161,596
162,926 (a) MVW Owner Trust 2019-1, 2019 1A 2 .890 11/20/36 160,941
220,000 (a),(b) Myers Park CLO Ltd, (TSFR3M + 1.862%), 2018 1A 6 .479 10/20/30 220,272
250,000 (a),(b) OneMain Financial Issuance Trust 2021-1, (SOFR30A + 0.760%),
2021 1A
5 .770 06/16/36 250,300
150,000 (a) Oscar US Funding XVII LLC, 2024 2A 4 .470 03/12/29 147,512
250,000 (a) PenFed Auto Receivables Owner Trust 2022-A, 2022 A 4 .830 12/15/28 248,294
100,000 (a) PFS Financing Corp, 2024 D 5 .340 04/15/29 101,264
140,625 (a) Taco Bell Funding LLC, 2016 1A 4 .970 05/25/46 139,989
142,462 (a) Taco Bell Funding LLC, 2021 1A 1 .946 08/25/51 132,391
260,000 (a) Tesla Auto Lease Trust 2023-B, 2023 B 6 .570 08/20/27 263,618
250,000 (a),(b) Texas Debt Capital CLO 2024-I Ltd, (TSFR3M + 1.950%), 2024 1A 6 .582 04/22/37 252,104
100,000 (a) VB-S1 Issuer LLC - VBTEL, 2024 1A 5 .590 05/15/54 100,622
50,000 Volkswagen Auto Lease Trust, 2024 A 5 .210 06/21/27 50,484
100,000 (a) Ziply Fiber Issuer LLC, 2024 1A 6 .640 04/20/54 101,909
TOTAL ASSET-BACKED SECURITIES
(Cost $5,874,265) 5,976,036
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
255,446 CORPORATE BONDS - 0 .9% 255,446
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
250,000 (a) SBA Tower Trust 6 .599 01/15/28 255,446
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 255,446
TOTAL CORPORATE BONDS
(Cost $254,205) 255,446
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 78.1% –
100,000 Bank 2019-BNK19, 2019 BN20 3 .243 09/15/62 87,107
350,000 BANK 2019-BNK22, 2019 BN22 3 .210 11/15/62 311,302
500,000 Benchmark 2019-B11 Mortgage Trust, 2019 B11 3 .784 05/15/52 455,644
199,000 Benchmark 2019-B15 Mortgage Trust, 2019 B15 3 .720 12/15/72 153,616
200,000 Benchmark 2019-B9 Mortgage Trust, B9 4 .016 03/15/52 190,220
100,000 Benchmark 2021-B28 Mortgage Trust, 2021 B28 2 .429 08/15/54 81,823

Portfolio of Investments October 31, 2024
(continued)
Nuveen Securitized Credit Managed Accounts Portfolio

PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 248,088 (a),(b) BX Commercial Mortgage Trust 2021-CIP, (TSFR1M + 1.385%),
2021 CIP
6 .189% 12/15/38 $ 245,988
569,943 (a) CAMB Commercial Mortgage Trust 2021-CX2, 2021 CX2 2 .700 11/10/46 465,248
200,000 Citigroup Commercial Mortgage Trust 2015-GC29, 2015 GC29 3 .457 04/10/48 197,106
200,000 Citigroup Commercial Mortgage Trust 2016-C3, 2016 C3 3 .366 11/15/49 188,531
200,000 COMM 2015-LC21 Mortgage Trust, 2015 LC21 4 .043 07/10/48 196,991
295,000 COMM Mortgage Trust, 2018 COR3 4 .516 05/10/51 246,417
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A +
3.000%), 2022 R05
7 .857 04/25/42 309,815
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A +
4.650%), 2022 R07
9 .507 06/25/42 324,016
240,000 (a),(b) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A +
4.750%), 2022 R09
9 .607 09/25/42 260,814
315,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A +
3.750%), 2023 R01
8 .607 12/25/42 336,369
45,000 CSAIL 2017-CX10 Commercial Mortgage Trust, 2017 CX10 3 .458 11/15/50 42,319
200,000 CSAIL 2020-C19 Commercial Mortgage Trust, 2020 C19 2 .971 03/15/53 166,244
250,000 DBJPM 20-C9 Mortgage Trust, 2020 C9 1 .926 08/15/53 211,889
67,728 (a) DBWF Mortgage Trust, 2015 LCM 2 .998 06/10/34 65,454
468,821 Fannie Mae Pool, FN MA4737, 2022 1 5 .000 08/01/52 456,551
484,927 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 460,879
469,514 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 434,196
365,952 Fannie Mae Pool, FN MA4700, 2022 1 4 .000 07/01/52 338,222
106,830 Fannie Mae Pool, FN MA4626 4 .000 06/01/52 98,827
249,580 Fannie Mae Pool, FN MA4625, 2022 1 3 .500 06/01/52 223,372
301,981 Fannie Mae Pool, FN MA4600, 2022 2 3 .500 05/01/52 270,209
97,178 Fannie Mae Pool, FN FS7299 3 .000 05/01/52 84,466
511,089 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 443,061
173,649 Fannie Mae Pool, FN 310210, 2022 1 4 .000 05/01/44 165,219
225,206 Fannie Mae Pool, FN CB2804 2 .500 02/01/52 188,647
435,546 Fannie Mae Pool, FN MA4655 4 .000 07/01/52 402,785
381,807 Fannie Mae Pool, FN MA4783 4 .000 10/01/52 352,953
89,262 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 86,907
336,583 Fannie Mae Pool, FN MA4804 4 .000 11/01/52 311,079
80,191 Fannie Mae Pool, FN FS5179 5 .000 06/01/53 78,569
411,191 Fannie Mae Pool, FN MA4701, 2022 1 4 .500 07/01/52 390,962
457,074 Fannie Mae Pool, FN MA4805, 2022 1 4 .500 11/01/52 434,407
295,331 Fannie Mae Pool, FN MA4918 5 .000 02/01/53 287,295
434,039 Fannie Mae Pool, FN MA4784 4 .500 10/01/52 412,687
489,579 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 485,038
76,650 Fannie Mae Pool, FN MA5353 5 .500 05/01/54 75,938
169,070 Fannie Mae Pool, FN MA5039 5 .500 06/01/53 167,577
390,698 Fannie Mae Pool, FN MA5070 4 .500 07/01/53 371,120
313,425 Fannie Mae Pool, FN MA4978 5 .000 04/01/53 304,849
119,852 Fannie Mae Pool, FN MA4920 6 .000 02/01/53 120,632
354,437 Fannie Mae Pool, FN MA4919 5 .500 02/01/53 351,492
107,662 Fannie Mae Pool, FN CB1301 2 .500 08/01/51 90,072
137,325 Fannie Mae Pool, FN MA4842, 2022 1 5 .500 12/01/52 136,358
329,443 Fannie Mae Pool, FN MA5106 5 .000 08/01/53 320,241
250,354 Fannie Mae Pool, FN CB3905 3 .500 06/01/52 224,239
78,580 Fannie Mae REMICS, 2022 40 2 .000 08/25/50 52,385
76,614 Fannie Mae REMICS, 2022 18 3 .500 04/25/52 58,205
506,440 Freddie Mac Pool, FR SD8231 4 .500 07/01/52 480,974
190,258 Freddie Mac Pool, FR RA9629 5 .500 08/01/53 189,181
73,458 Freddie Mac Pool, FR SD4810 3 .000 04/01/52 64,012
580,320 Freddie Mac Pool, FR SD8220 3 .000 06/01/52 500,379
40,015 Freddie Mac Pool, FR RA7211, 2022 1 4 .000 04/01/52 37,043
27,171 Freddie Mac REMICS, 2020 5017 2 .000 09/25/50 17,789
45,524 Freddie Mac REMICS, 2018 4776 4 .000 03/15/48 42,341
36,482 Freddie Mac REMICS, 2018 4783 4 .000 04/15/48 33,735
157,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A +
4.500%), 2022 DNA5
9 .357 06/25/42 168,871

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 300,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A +
4.000%), 2022 HQA2
8 .857% 07/25/42 $ 319,265
300,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA3, (SOFR30A +
3.550%), 2022 HQA3
8 .407 08/25/42 315,453
65,448 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 64,071
58,924 Ginnie Mae II Pool, G2 MA7419, 2021 MTGE 3 .000 06/20/51 51,738
112,050 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 107,155
239,776 Ginnie Mae II Pool, G2 MA8200 4 .000 08/20/52 223,277
335,316 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 303,106
77,281 Ginnie Mae II Pool, G2 MA7768, 2021 1 3 .000 12/20/51 67,815
103,557 Government National Mortgage Association, 2023 111 3 .000 02/20/52 70,253
575,000 GS Mortgage Securities Trust 2017-GS6, 2017 GS6 3 .638 05/10/50 530,774
245,000 GS Mortgage Securities Trust 2018-GS9, 2018 GS9 3 .992 03/10/51 236,267
45,000 GS Mortgage Securities Trust 2019-GSA1, 2019 GSA1 3 .340 11/10/52 40,411
235,831 (a) GS Mortgage-Backed Securities Trust 2021-PJ6, 2021 PJ6 2 .500 11/25/51 189,333
91,404 (a) GS Mortgage-Backed Securities Trust 2023-PJ1, 2023 PJ1 3 .500 02/25/53 79,080
184,285 (a) J.P. Morgan Mortgage Trust, 2021 INV5 3 .188 12/25/51 149,862
79,709 (a) J.P. Morgan Mortgage Trust 2021-15, 2021 15 2 .500 06/25/52 63,798
257,899 (a) J.P. Morgan Mortgage Trust 2022-6, 2022 6 3 .000 11/25/52 215,028
234,887 (a) JP Morgan Mortgage Trust, 2017 5 5 .415 10/26/48 235,833
82,947 (a) JP Morgan Mortgage Trust 2018-4, 2018 4 3 .500 10/25/48 72,844
248,091 (a) JP MORGAN MORTGAGE TRUST 2018-5, 2018 5 3 .500 10/25/48 218,924
246,827 (a) JP Morgan Mortgage Trust 2020-1, 2020 1 3 .820 06/25/50 215,578
392,583 (a) JP Morgan Mortgage Trust 2020-7, 2020 7 3 .000 01/25/51 335,241
308,053 (a) JP Morgan Mortgage Trust 2021-11 2 .500 01/25/52 246,939
22,861 (a) JP Morgan Mortgage Trust 2021-4, 2021 4 2 .880 08/25/51 17,993
250,000 JPMBB Commercial Mortgage Securities Trust 2014-C23, 2014
C23
4 .554 09/15/47 247,540
265,604 (a) Morgan Stanley Residential Mortgage Loan Trust, 2023 1 4 .000 02/25/53 237,998
76,434 (a) Morgan Stanley Residential Mortgage Loan Trust 2021-5, 2021 5 2 .500 08/25/51 61,270
225,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, (TSFR1M +
1.397%), 2022 LPFL
6 .207 03/15/39 223,937
270,759 (a) OBX 2022-INV5 Trust, 2022 INV5 4 .000 10/25/52 241,853
86,430 (a) Oceanview Mortgage Trust 2022-1, 2022 1 4 .500 11/25/52 80,479
250,000 (a) One Bryant Park Trust 2019-OBP 2 .516 09/15/54 218,397
200,000 (a) ONNI Commerical Mortgage Trust 2024-APT, 2024 APT 5 .567 07/15/39 201,614
275,620 (a) RCKT Mortgage Trust 2022-4, 2022 4 4 .000 06/25/52 246,285
218,576 (a) Sequoia Mortgage Trust 2020-1 3 .850 02/25/50 172,458
75,151 (a) Sequoia Mortgage Trust 2021-4, 2021 4 2 .500 06/25/51 60,382
500,000 Wells Fargo Commercial Mortgage Trust 2015-NXS2, 2015 NXS2 3 .767 07/15/58 493,779
100,000 Wells Fargo Commercial Mortgage Trust 2016-BNK1, 2016 BNK1 2 .652 08/15/49 95,591
165,000 Wells Fargo Commercial Mortgage Trust 2017-C38, 2017 C38 3 .917 07/15/50 154,881
150,000 Wells Fargo Commercial Mortgage Trust 2021-C59, 2021 C59 2 .626 04/15/54 128,573
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $21,515,292) 21,985,752
TOTAL LONG-TERM INVESTMENTS
(Cost $27,643,762) 28,217,234
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (63,612)
NET ASSETS - 100% $ 28,153,622

Portfolio of Investments October 31, 2024
(continued)
Nuveen Securitized Credit Managed Accounts Portfolio

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 5,976,036 $ – $ 5,976,036
Corporate Bonds – 255,446 – 255,446
Mortgage-Backed Securities – 21,985,752 – 21,985,752
Total $ – $ 28,217,234 $ – $ 28,217,234
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $12,777,417 or 45.3% of Total Investments.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term Secured Overnight Financing Rate 1 Month
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments October 31, 2024
Nuveen Ultra Short Municipal Managed Accounts Portfolio
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  99.7%
9965000 MUNICIPAL BONDS - 99 .7% 9965000
CALIFORNIA - 18.6%
$ 335,000 (a) Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2024D
3 .150% 04/01/59 $ 335,000
215,000 (a) California State, General Obligation Bonds, Kindergarten
University, Series 2004A-2
3 .000 05/01/34 215,000
330,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Rady Children's Hospital of San Diego, Variable
Rate Revenue Bonds, Series 2008B
3 .050 08/15/47 330,000
315,000 (a) Irvine Ranch Water District, California, Certificates of Participation,
Series 2009S
3 .350 10/01/41 315,000
335,000 (a) Metropolitan Water District of Southern California, Water
Revenue Bonds, Refunding Variable Rate Demand Series
2016B-2
3 .150 07/01/37 335,000
335,000 (a) San Mateo County Transportation Authority, California, Sales Tax
Revenue Bonds, Limited Tax Variable Rate Demand Subordinate
Series 2020B
3 .100 06/01/49 335,000
TOTAL CALIFORNIA 1,865,000
COLORADO - 2.2%
220,000 (a) Colorado Health Facilities Authority, Revenue Bonds, Boulder
Community Hospital Project, Variable Rate Demand Obligations
Series 2000
3 .330 10/01/30 220,000
TOTAL COLORADO 220,000
CONNECTICUT - 6.7%
335,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2013A
3 .600 07/01/42 335,000
335,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016A-3
3 .240 11/15/45 335,000
TOTAL CONNECTICUT 670,000
DISTRICT OF COLUMBIA - 3.4%
335,000 (a) Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Series 2010D
3 .230 10/01/40 335,000
TOTAL DISTRICT OF COLUMBIA 335,000
FLORIDA - 2.0%
200,000 (a) JEA, Florida, Water and Sewerage System Revenue Bonds,
Variable Rate Demand Obligations Series 2008A-1 & 2008A-2
3 .280 10/01/42 200,000
TOTAL FLORIDA 200,000
INDIANA - 3.4%
335,000 (a) Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2017C-3
4 .000 07/01/47 335,000
TOTAL INDIANA 335,000
LOUISIANA - 3.3%
335,000 (a) Louisiana State, Gasoline and Fuels Tax Second Lien Revenue
Bonds, Refunding Series 2023A-2
4 .000 05/01/43 335,000
TOTAL LOUISIANA 335,000
MASSACHUSETTS - 6.4%
300,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2008U-6E
3 .950 10/01/42 300,000
335,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2024E-2
3 .550 07/01/52 335,000
TOTAL MASSACHUSETTS 635,000
MICHIGAN - 3.4%
335,000 University of Michigan, General Revenue Bonds, Refunding
Series 2012D-1
3 .850 12/01/24 335,000
TOTAL MICHIGAN 335,000
MISSOURI - 3.0%
300,000 (a) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Variable Rate Demand
Obligations, Series 2000B
3 .950 03/01/40 300,000
TOTAL MISSOURI 300,000

Portfolio of Investments October 31, 2024
(continued)
Nuveen Ultra Short Municipal Managed Accounts Portfolio

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 19.8%
$ 310,000 (a) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Variable Rate Series 2005D-2
3 .920% 11/01/35 $ 310,000
335,000 (a) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2014 Adjustable Rate Series AA-6
4 .000 06/15/48 335,000
335,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2013 Series A-4
4 .050 08/01/39 335,000
335,000 (a) New York City Trust for Cultural Resources, New York, Revenue
Bonds, Pierpont Morgan Library, Series 2004
3 .000 02/01/34 335,000
335,000 (a) New York City, New York, General Obligation Bonds, Subseries
G-6 Fiscal Series 2012
4 .150 04/01/42 335,000
335,000 (a) New York State Housing Finance Agency, 316 Eleventh Avenue
Housing Revenue Bonds, Variable Rate Demand Obligation
Series 2009A
3 .050 05/15/41 335,000
TOTAL NEW YORK 1,985,000
NORTH CAROLINA - 3.3%
330,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Variable Rate Demand Series 2007E - AGM Insured
4 .000 01/15/44 330,000
TOTAL NORTH CAROLINA 330,000
OHIO - 3.4%
335,000 (a) Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2024C
4 .000 12/01/54 335,000
TOTAL OHIO 335,000
PENNSYLVANIA - 6.1%
335,000 (a) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Variable Rate Series 2020
3 .240 12/01/39 335,000
275,000 (a) Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighth
Series, Variable Rate Demand Obligations, Series 2009C
3 .240 08/01/31 275,000
TOTAL PENNSYLVANIA 610,000
TENNESSEE - 3.3%
335,000 (a) Metropolitan Government of Nashville and Davidson County
Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Summit Apartments Project, Refunding Series
2006
3 .250 07/15/36 335,000
TOTAL TENNESSEE 335,000
TEXAS - 2.0%
200,000 (a) Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Texas Children's Hospital, Series
2015-3
3 .300 10/01/45 200,000
TOTAL TEXAS 200,000
VIRGINIA - 9.4%
355,000 (a) Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Smithsonian Institution, Series 2003B
3 .050 12/01/33 355,000
250,000 (a) Loudoun County Industrial Development Authority, Virginia,
Revenue Bonds, Howard Hughes Medical Institute, Variable Rate
Demand Obligations, Series 2003D
3 .320 02/15/38 250,000
335,000 (a) Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Refunding
Series 2020C
3 .240 07/01/52 335,000
TOTAL VIRGINIA 940,000
TOTAL MUNICIPAL BONDS
(Cost $9,965,000) 9,965,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,965,000) 9,965,000
TOTAL INVESTMENTS - 99 .7%
(Cost $ 9,965,000 ) 9,965,000
OTHER ASSETS & LIABILITIES, NET -  0.3% 35,000
NET ASSETS - 100% $ 10,000,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Ultra Short Municipal
Level 1 Level 2 Level 3 Total
Short-Term Investments:
Municipal Bonds – 9,965,000 – 9,965,000
Total $ – $ 9,965,000 $ – $ 9,965,000
(a) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.